                   AMERICAN GENERAL ANNUITY INSURANCE COMPANY

                        ELITEPLUS BONUS VARIABLE ANNUITY

TO ELITEPLUS CONTRACT OWNERS:

     Thank you for choosing the American General Annuity ElitePlus Bonus Variable Annuity. ElitePlus offers a number of excellent features and includes a variety of investment options managed by a group of highly-respected professional money managers. Accordingly, ElitePlus gives you the ability to tailor a program suited for your long-term financial plans, yet provides you the flexibility to change investment options later, should your requirements change.

     The enclosed Semi-Annual Report for AGA Series Trust contains detailed financial information to help you understand your annuity contract's past performance.

     We look forward to serving you in the future. Please contact us if you have any questions concerning your account. Our toll-free telephone number is (800) 424-4990.

                                AGA SERIES TRUST
                               SEMI-ANNUAL REPORT

                                 JUNE 30, 1998

     The information in this report is intended for informational purposes. This report is not authorized for distribution to prospective investors unless preceded or accompanied by current prospectuses for AGA Series Trust and AGA Separate Account A. The prospectuses contain important information about American General Annuity Insurance Company and the ElitePlus Bonus Variable Annuity, including charges and expenses. Please read the prospectuses carefully before investing.

                      MANAGEMENT'S DISCUSSION AND ANALYSIS

     The following discussion of the first half, 1998 performance of the portfolios within AGA Series Trust supplements the financial statements and related notes found elsewhere in this report.

     On February 25, 1998, Western National Corporation became a wholly-owned indirect subsidiary of American General Corporation. Subsequently, WNL Series Trust changed its name to AGA Series Trust, WNL Separate Account A changed its name to AGA Separate Account A, and Western National Life Insurance Company changed its name to American General Annuity Insurance Company.

     The total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolios' performances reflect the absorption of certain fund expenses by American General Annuity Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolios will fluctuate, and the redemption value may be higher or lower than an investor's original cost.

     As with all money market funds, an investment in the State Street Global Advisors Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Portfolio strives to maintain a stable net asset value of $1.00 per share, there can be no assurance that this objective will be met.

CREDIT SUISSE GROWTH AND INCOME PORTFOLIO

     On May 1, 1998, the BEA Growth and Income Portfolio changed its name to the Credit Suisse Growth and Income Portfolio. The change is a change of name only (BEA is a subsidiary of Credit Suisse); Portfolio objectives, policies and management remain the same.

     The total return for the first half of 1998 was 10.4%, equaling its benchmark, which is a 50/50 composite of the S&P 500 and the Lehman Aggregate Bond Index. Additionally, the twelve-month return of 21.0% was handily above the 16.2% of the composite and, in fact, nearly equaled the S&P 500. The inception-to-date return of 20.1% exceeded its mark by 2.2%. The equity manager noted that in recent quarters the performance of the largest 10 stocks in the S&P 500 continued to be responsible for a disproportionate share of the overall market's gain. Notwithstanding that large-cap bias, the manager continued to concentrate holdings in mid-cap companies because he believes, based on long experience, that maintaining a diversified portfolio of mid-cap equities will provide better returns in the long run. During the first half he reduced holdings in the health care, financial, energy and technology sectors. The manager believes that three factors have driven the current bull market: increased corporate earnings, rising dividends, and improved P/E ratios. He does not believe that these factors can continue to produce favorable results, so he is becoming more cautious in his stock selection and at mid year commenced changing the Portfolio mix from 55% equities/45% debt securities back to an equally balanced position.

     On the fixed income side the manager maintained a slightly long average maturity, increased mortgage holdings and slightly increased investment in lower-quality securities, all in an effort to attain yield. The Portfolio continues to be in part structured with a barbell credit spread, containing high quality credits for safety and selected lower-quality credits for yield. With the current flat yield curve, it is difficult to achieve much more than an average market return. In the international sector the manager has had success with Polish and Argentine debt, but is wary of other emerging markets. The Portfolio's cash position has risen to about 6%, and although it is earmarked for investment in equities, the manager is not comfortable spending it in the current market.

CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO

     In the first half of 1998 the International Equity Portfolio's total return was 6.2%, significantly worse than the 17.6% return of its benchmark, the Morgan Stanley Composite Index -- Europe, Australia & Far East (EAFE). Similarly, its twelve-month return was significantly below the mark.

     The poor performance in recent quarters has nearly offset earlier superior performance, so that the Portfolio's inception-to-date return of 11.5% is now much nearer, but still above the EAFE benchmark's 9.7%. The manager attributes the current disappointing performance to the same factors that produced the earlier success; i.e., overweight investment in emerging markets, principally Eastern and Central Europe.

     The performance in the first half was driven by Portfolio's overweight position in the poor-performing emerging markets (outside of Asia - the manager anticipated the problems there and was largely out of that market before the crash). The problem was compounded by the corresponding underweight in core Europe, the strongest of the world's markets. The manager erred early in the year when he concluded that Asia's problems would not depress emerging markets elsewhere. He stuck to his basic strategy of overweighting investment in emerging markets because he believed that is where his expertise added the most value. Although the individual stocks owned did well within their respective markets, the flight of capital out of emerging markets everywhere was disastrous for the Portfolio. In short, the manager severely underestimated the systematic risk of straying so far from the EAFE weightings.

     In order to deal with the problems, the Portfolio has been conservatively restructured with weightings that are much closer to the EAFE. It is overweight in Continental Western Europe, and underweight in the U.K. (the manager anticipates weakness there). It is also underweight in Japan, but by a smaller margin. The manager is not optimistic about Japan, but believes it dangerous to be so far off the benchmark because he expects that market to move up very rapidly when it does turn. Finally, emerging markets still are overweighted, but by a much smaller amount, e.g., emerging Europe constitutes about 10% of total European investment versus nearly 33% early in the year. Within emerging markets, the weighting in Latin America (especially Brazil) has been increased and the weighting in Eastern Europe (especially Russia) has been reduced. The manager intends to stick much closer to the EAFE weightings in the future, and so expects future performance to more closely parallel the benchmark.

ELITEVALUE PORTFOLIO

     On May 1, 1998, the EliteValue Asset Allocation Portfolio changed its name to the EliteValue Portfolio. The change is a change of name only; Portfolio objectives, policies and management remain the same.

     Although the EliteValue Portfolio objectives and policies permit the manager to invest in all asset categories, the manager has consistently kept it almost entirely invested in equities, a strategy that has generally proved very successful. The Portfolio consists of a relatively small number of stocks of companies the manager believes will show superior performance, and the turnover rate is very low.

     The Portfolio's first-half total return of 11.5% beat its benchmark, the Lipper Benchmark -- Flexible Portfolio Funds Index, which registered 10.7%. The twelve-month return was slightly above the mark, and the inception-to-date return of 24.0% substantially beat the index's 17.3%. The recent performance suffered relative to the S&P 500 because of the relatively strong performance of the very-largest-capitalized stocks. The manager continues to invest in a limited number of businesses that he feels are inherently worth more than their asking prices and that will generate excess cash flow that will enhance long-term value for the shareholders; i.e., the focus is on individual companies prospective long-term potential rather than on stock market fluctuations.

     Among the Portfolio's largest holdings, McDonalds and Freddie Mac had great success. Major disappointments were Du Pont, and Boeing. Du Pont announced poor results in the second quarter linked in part to problems in Asia. Boeing continues to have difficulty dealing with its problems, but the manager believes that in the long run a well-managed Boeing would be a very strong performer and good investment. The manager sold Lockheed Martin and Monsanto and bought ITT and Excel. The ITT purchase was made because of an announced restructuring under which ITT will divest some low margin businesses (e.g., auto parts) and use the proceeds to buy in up to 25% of its stock.

     The manager is disappointed in his current performance. Nevertheless, he still hopes to attain his goal of a 12-15% return for 1998. He continues to hold a substantial cash position, as he is still wary of the market and hasn't found any new names that he feels warrant heavy investment.

SALOMON U.S. GOVERNMENT SECURITIES PORTFOLIO

     The first-half total return was 3.5%, essentially equaling the benchmark, One-to-Ten Year Treasury Index. Additionally, the twelve-month and the inception-to-date returns are very close to the benchmark.

     In the current flat and relatively stable market-rate environment, it is difficult for a government bond portfolio to significantly outperform its index. Consequently, the manager continued to overweight the Portfolio in mortgage securities in order to capture yield. Because of the uncertainty as to which direction rates might move next, the Portfolio maturity is being maintained at the benchmark duration. The maturity structure is barbelled, with longer mortgages (for yield) balanced by shorter Governments (there is little reward for longer maturity). The manager expects the economy to slow slightly in the latter part of 1998, but remain strong. He also expects inflation to stay under control. The turmoil in Asian markets has had less effect on the market than he expected. In short, the manager's outlook is for a continued stable rate environment; so he is staying on the benchmark and expects future returns to approximately equal the market's.

STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO

     On May 1, 1998, the Global Advisors Growth Equity Portfolio changed its name to the State Street Global Advisors Growth Equity Portfolio. The change is a change of name only; Portfolio objectives, policies and management remain the same.

     The Growth Equity Portfolio is an enhanced index fund, that is, one that tracks the S&P 500 by industry classification, but attempts to pick the best individual stocks within each industry. The Portfolio's first-half total return of 15.8% slightly lagged its benchmark, the Standard and Poor's 500 Stock Index, but its twelve-month return of 30.3% handily beat the benchmark's 21.9%. The Portfolio has suffered recently from the fact that most of the positive benchmark performance resulted from strong performances by the very largest "mega-cap" stocks. The mid-cap sector, where most of the Portfolio's assets are concentrated, has been left behind. Global Advisors continues to try to improve performance by enhancing its computer model. Specifically, it is has revised its industry classifications, and is now linking industries that show similar characteristics into 24 "clusters". It has also refined its method of following "lead analysts" for individual stocks and for entire industries. The management team believes that the modeling process must be constantly enhanced in order to stay ahead of the competition. That is, if all players in the market have the same analytical capacity, nobody can have an advantage.

STATE STREET GLOBAL ADVISORS MONEY MARKET PORTFOLIO

     On May 1, 1998, the Global Advisors Money Market Portfolio changed its name to the State Street Global Advisors Money Market Portfolio. The change is a change of name only; Portfolio objectives, policies and management remain the same.

     The Money Market Portfolio's total return of 2.7% for the first half of 1998 slightly exceeded its benchmark, the 91-Day Treasury Auction Average Index, as it has generally done in recent quarters. The Portfolio's small size and volatility (most purchases initially pass thorough the Portfolio during the "policy free look" period) make it difficult for the manager to make economic trades while maintaining sufficient diversity and liquidity.

VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO

     The Emerging Growth Portfolio's first-half total return of 22.0% significantly exceeded the Lipper Mid-Cap Funds benchmark (and the S&P 500). The manager stated that the Portfolio's stock selection model emphasizes stocks that show good growth in earnings and stocks that show favorable revisions of earnings forecasts, and that during the first half the market rewarded such stocks. Additionally, good sector selection contributed to the favorable performance. Media stocks, Internet stocks (e.g., AOL), credit card stocks, and retail stocks all exhibited strong performances. During the period holdings in the poor-performing energy sector were reduced and the proceeds invested principally in the retail sector. Nevertheless the energy sector performance did adversely affect the Portfolio return. There were no particular surprises among Portfolio holdings; that is, the Portfolio avoided any disasters. The manager believes that his long-term strategy of staying fully invested in stocks with positive fundamentals paid off, and will continue to do so. He continues to believe that the Portfolio is in a good position to benefit in the future from the relative strengthening of small and mid-cap issues relative to very large-cap issues that have led the market in recent quarters.

YEAR 2000 RISKS

     Like insurance companies, financial and business organizations around the world, the Series Trust Portfolios could be adversely affected if the computer systems used by the Series Trust, other service providers and entities with computer systems that are linked to the Series Trust's records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue." The Series Trust is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses and to obtain satisfactory assurance that comparable steps are being taken by each of the Series Trust's major service providers. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Series Trust Portfolios.

PERFORMANCE GRAPHS

     The following graphs illustrate the performance of $10,000 invested in each of the portfolios in comparison to their respective benchmark returns. The charts assume investment at each portfolio's inception date and track performance through June 30, 1998.

               [CREDIT SUISSE GROWTH AND INCOME PORTFOLIO GRAPH]

------------------------------------------------------
            Average Annual Total Return *
------------------------------------------------------
                              One          Since
                             Year        Inception
------------------------------------------------------
 Portfolio                   21.05         20.06
 50-50 S&P 500/Lehm          16.23         17.84
------------------------------------------------------

------------------------------------------------------
               June 30, 1998 Fund Facts
------------------------------------------------------
 Date of Inception                            10/20/95
 Net Assets                                $11,297,000
 Net Asset Value per Share                 $     13.90
 Manager                                BEA Associates
------------------------------------------------------

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by American General Annuity Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolio will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The S&P 500/Lehman Aggregate does not include any expenses.

              [CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO GRAPH]

-------------------------------------------------------
             Average Annual Total Return *
-------------------------------------------------------
                                 One         Since
                                Year       Inception
-------------------------------------------------------
 Portfolio                     (4.89)        11.49
 Morgan Stanley -- EAFE         4.35          9.73
-------------------------------------------------------

------------------------------------------------------
               June 30, 1998 Fund Facts
------------------------------------------------------
 Date of Inception                            10/20/95
 Net Assets                                 $5,576,000
 Net Asset Value per Share                  $    10.95
 Manager                           Credit Suisse Asset
                                        Management Ltd.
------------------------------------------------------

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by American General Annuity Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolio will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Morgan Stanley Composite Index -- EAFE does not include any expenses.

                          [ELITEVALUE PORTFOLIO GRAPH]

------------------------------------------------------
            Average Annual Total Return *
------------------------------------------------------
                              One          Since
                             Year        Inception
------------------------------------------------------
 Portfolio                   20.03         24.00
 Lipper Flex                 19.30         17.32
------------------------------------------------------

------------------------------------------------------
               June 30, 1998 Fund Facts
------------------------------------------------------
 Date of Inception                              1/2/96
 Net Assets                                $15,105,000
 Net Asset Value per Share                 $     15.88
 Manager                                OpCap Advisors
------------------------------------------------------

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by American General Annuity Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolio will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Lipper Benchmark/Flexible Portfolio Funds does not include any expenses.

         [SALOMON BROTHERS U.S. GOVERNMENT SECURITIES PORTFOLIO GRAPH]

-------------------------------------------------------
             Average Annual Total Return *
-------------------------------------------------------
                                 One         Since
                                Year       Inception
-------------------------------------------------------
 Portfolio                      9.07          6.59
 Treasury 1 to 10 Yr. Ind       8.00          6.94
-------------------------------------------------------

------------------------------------------------------
               June 30, 1998 Fund Facts
------------------------------------------------------
 Date of Inception                              2/6/96
 Net Assets                                 $5,137,000
 Net Asset Value per Share                  $    10.13
 Manager                              Salomon Brothers
                                      Asset Management
------------------------------------------------------

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by American General Annuity Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolio will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Treasury 1 to 10 Year Index does not include any expenses.

          [STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO GRAPH]

------------------------------------------------------
            Average Annual Total Return *
------------------------------------------------------
                              One          Since
                             Year        Inception
------------------------------------------------------
 Portfolio                   30.36         27.27
 S&P 500 Stock Index         21.93         28.11
------------------------------------------------------

------------------------------------------------------
               June 30, 1998 Fund Facts
------------------------------------------------------
 Date of Inception                            10/20/95
 Net Assets                                $10,909,000
 Net Asset Value per Share                 $     16.22
 Manager                                  State Street
                                       Global Advisors
------------------------------------------------------

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by American General Annuity Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolio will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Standard & Poor's 500/Stock Index does not include any expenses.

          [STATE STREET GLOBAL ADVISORS MONEY MARKET PORTFOLIO GRAPH]

------------------------------------------------------
            Average Annual Total Return *
------------------------------------------------------
                              One          Since
                             Year        Inception
------------------------------------------------------
 Portfolio                   5.50           5.36
 91-Day Treasury Index       5.29           5.27
------------------------------------------------------

------------------------------------------------------
               June 30, 1998 Fund Facts
------------------------------------------------------
 Date of Inception                            10/10/95
 Net Assets                                 $4,200,000
 Net Asset Value per Share                  $     1.00
 Manager                                  State Street
                                       Global Advisors
------------------------------------------------------

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by American General Annuity Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolio will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The 91-Day Treasury Index does not include any expenses.

  As with all money market funds, an investment in the State Street Global Advisors Money Market Portfolio is neither insured nor guaranteed by the U.S. Government. Although the Portfolio strives to maintain a stable net asset value of $1.00 per share, there can be no assurance that this objective will be met.

         [VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO GRAPH]

------------------------------------------------------
            Average Annual Total Return *
------------------------------------------------------
                              One          Since
                             Year        Inception
------------------------------------------------------
 Portfolio                   35.16         25.14
 Lipper Mid-Cap              21.95         18.73
------------------------------------------------------

------------------------------------------------------
               June 30, 1998 Fund Facts
------------------------------------------------------
 Date of Inception                              1/2/96
 Net Assets                                 $8,103,000
 Net Asset Value per Share                  $    16.92
 Manager                           Van Kampen American
                        Capital Asset Management, Inc.
------------------------------------------------------

* The portfolio total returns reported are net of portfolio operating expenses but do not reflect any insurance or administrative charges that apply to the separate account. Furthermore, the portfolio's performance reflects the absorption of certain fund expenses by American General Annuity Insurance Company. Had these expenses not been absorbed, the total returns would have been lower. Performance data represent past performance and neither guarantee nor predict future results. The investment return and accumulation value of the portfolio will fluctuate, and the redemption value may be higher or lower than an investor's original cost. The Lipper Benchmark/Mid-Cap Fund does not include any expenses.

                                AGA SERIES TRUST

                              FINANCIAL SCHEDULES
                                 JUNE 30, 1998

                                AGA SERIES TRUST
                    CREDIT SUISSE GROWTH & INCOME PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

SECURITY DESCRIPTION                                          SHARES      VALUE
--------------------                                          ------    ----------
COMMON STOCKS -- 51.0%
  AEROSPACE -- 1.6%
     Coltec Industries Incorporated(a)......................   4,000    $   79,500
     Lockheed Martin Corporation............................   1,000       105,875
                                                                        ----------
                                                                           185,375
                                                                        ----------
  AIR TRAVEL -- 1.5%
     AMR Corporation(a).....................................   2,000       166,500
                                                                        ----------
  BROADCASTING -- 3.0%
     At Home Corporation(a).................................   3,000       141,937
     MediaOne Group Incorporated............................   4,500       197,719
                                                                        ----------
                                                                           339,656
                                                                        ----------
  BUSINESS SERVICES -- 2.5%
     Automatic Data Processing Incorporated.................   3,000       218,625
     GTECH Holdings Corporation(a)..........................   2,000        67,375
                                                                        ----------
                                                                           286,000
                                                                        ----------
  CHEMICALS -- 1.0%
     Monsanto Company.......................................   2,000       111,750
                                                                        ----------
  COMPUTERS & BUSINESS EQUIPMENT -- 2.7%
     DST Systems Incorporated(a)............................   2,500       140,000
     Symbol Technologies Incorporated.......................   4,500       169,875
                                                                        ----------
                                                                           309,875
                                                                        ----------
  CONSTRUCTION MATERIALS -- 0.7%
     Sherwin-Williams Company...............................   2,500        82,813
                                                                        ----------
  CONTAINERS & GLASS -- 1.2%
     Owens Illinois Incorporated(a).........................   3,000       134,250
                                                                        ----------
  DRUGS & HEALTH CARE -- 4.2%
     Barr Laboratories Incorporated(a)......................   2,500        99,375
     Pfizer Incorporated....................................   1,000       108,687
     SmithKline Beecham PLC ADR.............................   1,600        96,800
     Warner-Lambert Company.................................   2,400       166,500
                                                                        ----------
                                                                           471,362
                                                                        ----------
  ELECTRICAL EQUIPMENT -- 1.1%
     Emerson Electric Company...............................   2,000       120,750
                                                                        ----------
  FINANCE & BANKING -- 0.7%
     Charles Schwab Corporation.............................   2,500        81,250
                                                                        ----------
  FINANCIAL SERVICES -- 0.2%
     Crescent Operating Incorporated(a).....................   1,500        25,500
                                                                        ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                    CREDIT SUISSE GROWTH & INCOME PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

SECURITY DESCRIPTION                                          SHARES      VALUE
--------------------                                          ------    ----------
COMMON STOCKS -- (CONTINUED)
  FOOD & BEVERAGES -- 4.0%
     Hershey Foods Corporation..............................   1,800    $  124,200
     Sysco Corporation......................................   5,000       128,125
     Wrigley (WM) Jr. Company...............................   2,000       196,000
                                                                        ----------
                                                                           448,325
                                                                        ----------
  HOUSEHOLD APPLIANCES & HOME FURNISHINGS -- 0.4%
     Newell Company.........................................   1,000        49,813
                                                                        ----------
  INDUSTRIAL MACHINERY -- 3.6%
     Dover Corporation......................................   3,000       102,750
     General Electric Company...............................   1,600       145,600
     Tyco International Limited.............................   2,500       157,500
                                                                        ----------
                                                                           405,850
                                                                        ----------
  INSURANCE -- 5.8%
     ACE Limited............................................   2,400        93,600
     American International Group Incorporated..............   1,500       219,000
     CNA Financial Corporation(a)...........................   3,000       139,687
     EXEL Limited...........................................   1,200        93,375
     Mutual Risk Management Limited.........................   3,000       109,313
                                                                        ----------
                                                                           654,975
                                                                        ----------
  INTERNATIONAL OIL -- 1.0%
     Exxon Corporation......................................   1,600       114,100
                                                                        ----------
  MANUFACTURING -- 1.2%
     Illinois Tool Works Incorporated.......................   2,000       133,375
                                                                        ----------
  MULTIMEDIA -- 3.1%
     Media General Incorporated.............................   4,000       195,000
     Time Warner Incorporated...............................   1,800       153,787
                                                                        ----------
                                                                           348,787
                                                                        ----------
  NEWSPAPERS -- 0.6%
     Gannett Company Incorporated...........................   1,000        71,063
                                                                        ----------
  PETROLEUM SERVICES -- 0.4%
     Marine Drilling Companies Incorporated(a)..............   2,500        40,000
                                                                        ----------
  PUBLISHING -- 1.8%
     Hollinger International Incorporated...................   8,000       136,000
     Tribune Company........................................   1,000        68,812
                                                                        ----------
                                                                           204,812
                                                                        ----------
  REAL ESTATE -- 0.7%
     TriNet Corporate Realty Trust Incorporated.............   2,500        85,000
                                                                        ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                    CREDIT SUISSE GROWTH & INCOME PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

SECURITY DESCRIPTION                                          SHARES      VALUE
--------------------                                          ------    ----------
COMMON STOCKS -- (CONTINUED)
  RETAIL TRADE -- 1.6%
     Costco Companies Incorporated(a).......................   2,800    $  176,575
                                                                        ----------
  SEMI-CONDUCTOR -- 0.4%
     Ramtron International Corporation(a)...................  12,000        41,625
                                                                        ----------
  SOFTWARE -- 1.4%
     Microsoft Corporation(a)...............................   1,500       162,563
                                                                        ----------
  TELECOMMUNICATIONS -- 4.1%
     AirTouch Communications Incorporated(a)................   3,500       204,531
     Motorola Incorporated..................................   2,000       105,125
     US West Incorporated(a)................................     123         5,776
     WorldCom Incorporated..................................   3,000       145,313
                                                                        ----------
                                                                           460,745
                                                                        ----------
  TRANSPORTATION -- 0.5%
     Norfolk Southern Corporation...........................   2,000        59,625
                                                                        ----------
TOTAL COMMON STOCKS -- (Cost $4,392,729)....................             5,772,314
                                                                        ----------

                                                              PRINCIPAL
                                                               AMOUNT
                                                              ---------
MUNICIPALS -- 1.7%
     California State
       5.00%, 02/01/2023....................................  $ 10,000          9,765
     Illinois State
       4.75%, 06/01/2023....................................    15,000         14,102
     Jacksonville Florida Electric Authority Revenue
       5.00%, 10/01/2023....................................    10,000          9,747
     Massachusetts Bay Transport Authority
       4.75%, 03/01/2021....................................    10,000          9,455
     Massachusetts Water Resources Authority
       4.75%, 08/01/2027....................................    10,000          9,386
     Metropolitan Transportation Authority
       4.75%, 04/01/2028....................................    15,000         14,004
     Municipal Electric Authority Georgia
       5.00%, 01/01/2026....................................    30,000         29,170
     Nevada State
       4.75%, 05/15/2026....................................    25,000         23,422
     New Jersey Economic Development Authority
       0.00%, 02/15/2008....................................    10,000          5,561
       7.425%, 02/15/2029...................................    40,000         45,452
     New York City Municipal Water Finance Authority
       4.75%, 06/15/2025....................................    10,000          9,434

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                    CREDIT SUISSE GROWTH & INCOME PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT        VALUE
--------------------                                          ---------    ----------
MUNICIPALS -- (CONTINUED)
     South Carolina State Public Service Authority
       5.00%, 01/01/2029....................................  $ 10,000     $    9,666
                                                                           ----------
TOTAL MUNICIPALS -- (Cost $184,988).........................                  189,164
                                                                           ----------
CORPORATE BONDS -- 9.2%
  AIR TRAVEL -- 0.6%
     Continental Airlines Incorporated
       9.50%, 12/15/2001....................................    20,000         21,250
     Northwest Airlines Incorporated
       7.625%, 03/15/2005...................................    40,000         40,156
     U. S. Air Incorporated
       9.625%, 02/01/2001...................................    10,000         10,445
                                                                           ----------
                                                                               71,851
                                                                           ----------
  BROADCASTING -- 0.8%
     Belo (A.H.) Corporation
       6.875%, 06/01/2002...................................    20,000         20,391
     Fox Liberty Networks LLC
       8.875%, 08/15/2007...................................    30,000         30,450
     Tele-Communications Incorporated
       6.34%, 02/01/2002....................................    15,000         14,945
     Turner Broadcasting Systems Incorporated
       7.40%, 02/01/2004....................................    25,000         26,133
                                                                           ----------
                                                                               91,919
                                                                           ----------
  COMPUTERS & BUSINESS EQUIPMENT -- 0.2%
     Seagate Technology Incorporated
       7.45%, 03/01/2037....................................    20,000         19,646
                                                                           ----------
  DRUGS & HEALTH CARE -- 0.9%
     Columbia/HCA Healthcare Corporation
       8.36%, 04/15/2024....................................    20,000         21,050
     Merck & Company Incorporated
       5.76%, 05/03/2037....................................    80,000         82,935
                                                                           ----------
                                                                              103,985
                                                                           ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                    CREDIT SUISSE GROWTH & INCOME PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT        VALUE
--------------------                                          ---------    ----------
CORPORATE BONDS -- (CONTINUED)
  ELECTRIC UTILITIES -- 1.2%
     Beaver Valley II Funding Corporation
       9.00%, 06/01/2017....................................  $ 40,000     $   45,742
     Connecticut Light & Power Company
       7.75%, 06/01/2002....................................    10,000         10,257
       7.875%, 10/01/2024...................................    10,000         10,203
     Long Island Lighting Company
       8.90%, 07/15/2019....................................    10,000         10,606
       9.00%, 11/01/2022....................................    10,000         11,406
     Niagara Mohawk Power Corporation
       8.75%, 04/01/2022....................................    10,000         10,999
     North Atlantic Energy Corporation
       9.05%, 06/01/2002....................................    19,000         19,530
     Texas Electrical Capital
       8.175%, 01/30/2037...................................    20,000         20,978
                                                                           ----------
                                                                              139,721
                                                                           ----------
  FINANCE & BANKING -- 2.1%
     A T & T Capital Corporation
       6.41%, 08/13/1999....................................    10,000         10,037
       6.48%, 12/03/1999....................................    25,000         25,234
       6.47%, 12/03/2099....................................    15,000         15,078
     BellSouth Capital Funding Corporation
       6.04%, 11/15/2026....................................    80,000         82,959
     Chase Manhattan Corporation
       6.375%, 04/01/2008...................................    25,000         25,078
     General Motors Acceptance Corporation
       6.375%, 12/01/2001...................................    20,000         20,226
       6.625%, 04/24/2000...................................    30,000         30,351
       6.21%, 09/19/2000....................................    30,000         30,141
                                                                           ----------
                                                                              239,104
                                                                           ----------
  INDUSTRIALS -- 0.4%
     CSC Holdings Incorporated
       7.875%, 12/15/2007...................................    20,000         21,050
     Dresser Industries Incorporated
       7.60%, 08/15/2096....................................    20,000         23,013
                                                                           ----------
                                                                               44,063
                                                                           ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                    CREDIT SUISSE GROWTH & INCOME PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT        VALUE
--------------------                                          ---------    ----------
CORPORATE BONDS -- (CONTINUED)
  LEISURE TIME -- 0.8%
     Time Warner Incorporated
       6.85%, 01/15/2026....................................  $ 50,000     $   51,401
       7.48%, 01/15/2008....................................    10,000         10,717
       8.05%, 01/15/2016....................................    25,000         28,521
                                                                           ----------
                                                                               90,639
                                                                           ----------
  MINING -- 0.2%
     Southern Coal & Iron Corporation
       6.27%, 03/25/2019....................................    25,000         25,034
                                                                           ----------
  PETROLEUM SERVICES -- 0.4%
     Cliffs Drilling Company
       10.25%, 05/15/2003...................................    10,000         10,700
     Petroleum Geo-Services
       7.125%, 03/30/2028...................................    30,000         30,361
                                                                           ----------
                                                                               41,061
                                                                           ----------
  TELECOMMUNICATIONS -- 1.3%
     Diamond Cable Communications PLC
       10.75%, 02/15/2007...................................    10,000          7,400
     GTE Corporation
       6.84%, 04/15/2018....................................    25,000         25,086
       6.94%, 04/15/2028....................................    30,000         30,234
     MCI Communications Corporation
       6.125%, 04/15/2012...................................    15,000         15,016
     Nextel Communications Incorporated
       9.75%, 10/31/2007....................................    10,000          6,525
       10.65%, 09/15/2007...................................    30,000         20,175
     TCI Communications Financing III
       9.65%, 03/31/2027....................................    10,000         12,249
     Teleport Communications Group
       11.125%, 07/01/2007..................................    40,000         34,600
                                                                           ----------
                                                                              151,285
                                                                           ----------
  TRANSPORTATION -- 0.3%
     Norfolk Southern Corporation
       7.80%, 05/15/2027....................................    10,000         11,475
       7.05%, 05/01/2037....................................    15,000         15,929
                                                                           ----------
                                                                               27,404
                                                                           ----------
TOTAL CORPORATE BONDS -- (Cost $1,028,327)..................                1,045,712
                                                                           ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                    CREDIT SUISSE GROWTH & INCOME PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT        VALUE
--------------------                                          ---------    ----------
FOREIGN CORPORATE BONDS -- 1.4%
  FINANCE & BANKING -- 0.6%
     Credit Lyonnais
       6.75%, 09/19/2049....................................  $ 30,000     $   29,274
     Fuji Finance Caymon Limited
       7.30%, 03/29/2049....................................    20,000         17,000
       6.425%, 08/29/2049...................................    10,000          8,000
     Sparbanken Sverige
       7.50%, 11/29/2049....................................    10,000         10,450
                                                                           ----------
                                                                               64,724
                                                                           ----------
  FINANCIAL SERVICES -- 0.4%
     Auxiliaire Credit Foncier
       5.60%, 10/18/2002....................................    10,000          9,683
       5.58%, 09/25/2002....................................    10,000          9,638
     Credit Foncier De France
       8.00%, 01/14/2002....................................    30,000         31,453
                                                                           ----------
                                                                               50,774
                                                                           ----------
  INDUSTRIALS -- 0.2%
     Osuuspankkien Kesk
       6.188%, 09/29/2049...................................    20,000         19,850
                                                                           ----------
  OIL & GAS -- 0.1%
     Petroleos Mexicano
       9.50%, 09/15/2027....................................    15,000         14,100
                                                                           ----------
  TRANSPORTATION -- 0.1%
     TFM, Sa De Cv
       11.75%, 06/15/2009...................................    10,000          6,275
                                                                           ----------
TOTAL FOREIGN CORPORATE BONDS -- (Cost $159,535)............                  155,723
                                                                           ----------
FOREIGN GOVERNMENT BONDS -- 1.8%
     Federal Republic of Brazil
       9.375%, 04/07/2008...................................    10,000          8,870
     Government of Poland
       4.00%, 10/27/2014....................................    90,000         80,442
     National Republic of Bulgaria
       6.56%, 07/28/2024....................................    25,000         19,095

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                    CREDIT SUISSE GROWTH & INCOME PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
SECURITY DESCRIPTION                                           AMOUNT        VALUE
--------------------                                          ---------    ----------
FOREIGN GOVERNMENT BONDS -- (CONTINUED)
     Republic of Argentina
       9.15%, 11/30/2002....................................  $ 45,000     $   44,606
     Republic of Columbia
       8.625%, 04/01/2008...................................    30,000         28,455
     Republic of Korea
       8.875%, 04/15/2008...................................    10,000          9,075
       8.75%, 04/15/2003....................................    15,000         14,083
                                                                           ----------
TOTAL FOREIGN GOVERNMENT BONDS -- (Cost $208,824)...........                  204,626
                                                                           ----------
ASSET-BACKED SECURITIES -- 2.3%
  FINANCE & BANKING -- 1.9%
     Contimortgage Home Equity Loan Trust
       Series 1998-CF1, Class A5, 6.43%, 04/15/2016.........    15,000         15,047
       Series 1996-4, Class A8, 7.22%, 01/15/2028...........    10,000         10,256
     GMAC Commercial Mortgage Security Incorporated Series
      1997-C1, Class A2, 6.853%, 09/15/2006.................    10,000         10,391
     Green Tree Financial Corporation
       Series 1998-4, Class A3, 5.98%, 08/01/2008...........    40,000         40,057
       Series 1998-C, Class A2, 6.03%, 07/15/2029...........    35,000         35,055
       Series 1997-6, Class A3, 6.32%, 01/15/2029...........    10,000         10,036
       Series 1997-3, Class A3, 6.73%, 07/15/2028...........    55,000         55,601
     IMC Home Equity Loan Trust
       Series 1998-3, Class A3, 6.16%, 05/20/2014...........    15,000         15,000
     New Century Home Equity Loan Trust
       Series 1997-6, Class A4, 6.73%, 07/25/2022...........    10,000         10,150
     UCFC Loan Trust
       Series 1996-B, Class A7, 8.20%, 11/15/2027...........    10,000         10,872
                                                                           ----------
                                                                              212,465
                                                                           ----------
  FINANCIAL SERVICES -- 0.4%
     Green Tree Recreational Equipment
       Series 1998-B, Class A3, 6.05%, 05/15/2001...........    20,000         20,106
     K Mart Corporation
       Series 1995-K, 8.54%, 01/02/2015.....................    14,746         15,738
     Nationscredit Grantor Trust
       Series 1996-1, Class A, 5.85%, 09/15/2011............    12,611         12,606
     Structured Asset Securities Corporation
       Series 1996-CFL, Class A1C, 5.944%, 02/25/2028.......     5,591          5,566
                                                                           ----------
                                                                               54,016
                                                                           ----------
TOTAL ASSET-BACKED SECURITIES -- (Cost $264,728)............                  266,481
                                                                           ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                    CREDIT SUISSE GROWTH & INCOME PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

SECURITY DESCRIPTION                                           SHARES       VALUE
--------------------                                          --------    ----------
PREFERRED STOCK -- 0.5%
  FINANCE & BANKING -- 0.4%
     California Federal Preferred Capital Corporation.......       700    $   19,119
     NB Capital Corporation(a)..............................        20        21,000
                                                                          ----------
                                                                              40,119
                                                                          ----------
  FINANCIAL SERVICES -- 0.1%
     Travelers Group Incorporated...........................       250        13,781
                                                                          ----------
TOTAL PREFERRED STOCK -- (Cost $52,144).....................                  53,900
                                                                          ----------

                                                              PRINCIPAL
                                                                AMOUNT
                                                              ----------
U.S. GOVERNMENT AND AGENCY SECURITIES -- 25.1%
  FEDERAL AGENCIES -- 13.8%
     Federal Home Loan Mortgage Corporation
       6.00%, 08/15/2007....................................  $   25,000         24,950
     Federal National Mortgage Association
       0.00%, 02/25/2023....................................      25,000         17,310
       5.50%, 12/01/TBA.....................................      75,000         72,726
       6.00%, 04/01/2028....................................      90,000         87,609
       6.00%, 08/01/2008....................................     100,000         98,906
       6.50%, 12/01/TBA.....................................     205,000        204,166
       6.50%, 12/01/TBA.....................................     485,000        487,726
       7.00%, 01/01/TBA.....................................      90,000         91,266
       7.00%, 12/01/TBA.....................................      25,000         25,453
       7.50%, 12/01/TBA.....................................     180,000        184,774
       8.00%, 12/01/TBA.....................................     135,000        139,725
     Government National Mortgage Association
       7.00%, 06/20/2026....................................      95,000         96,247
     Tennessee Valley Authority
       5.88%, 04/01/2036....................................      30,000         31,190
                                                                            -----------
                                                                              1,562,048
                                                                            -----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                    CREDIT SUISSE GROWTH & INCOME PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
SECURITY DESCRIPTION                                            AMOUNT         VALUE
--------------------                                          ----------    -----------
U.S. GOVERNMENT AND AGENCY SECURITIES -- (CONTINUED)
  U.S. GOVERNMENT -- 11.3%
     United States Treasury Bonds
       6.875%, 08/15/2025...................................  $  180,000    $   208,462
     United States Treasury Notes 6.25%, 06/30/2002.........     290,000        297,297
       7.50%, 02/15/2005....................................      20,000         22,137
       7.75%, 11/30/1999....................................     705,000        726,037
       7.875%, 11/15/2004...................................      20,000         22,462
                                                                            -----------
                                                                              1,276,395
                                                                            -----------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES -- (Cost
  $2,816,204)...............................................                  2,838,443
                                                                            -----------
REPURCHASE AGREEMENT -- 19.8%
  (Cost $2,244,000)
     State Street Bank and Trust Company, 4.0% dated
      6/30/98, to be repurchased at $2,244,249 on 7/1/98,
      collateralized by $1,970,000 par value U.S. Treasury
      Bond,
       6.75% due 8/15/2026, with a value of $2,289,542......   2,244,000      2,244,000
TOTAL INVESTMENTS -- (COST $11,351,479*) -- 112.8%..........                 12,770,363
                                                                            -----------
OTHER ASSETS LESS LIABILITIES -- (12.8)%....................                 (1,454,090)
                                                                            -----------
NET ASSETS -- 100.0%........................................                $11,316,273
                                                                            ===========

---------------

(a) Non-income producing security
    ADR -- American Depository Receipt
    TBA -- To Be Announced

* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,481,996 and $63,112, respectively, resulting in net unrealized appreciation of $1,418,884.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                      SHARES      VALUE
                    --------------------                      -------   ----------
COMMON STOCKS -- 91.1%
  AUSTRALIA -- 0.3%
     Telstra Corporation Limited............................    6,000   $   15,419
                                                                        ----------
  BELGIUM -- 1.1%
     Banque Paribas(a)......................................      575       61,535
                                                                        ----------
  BRAZIL -- 2.9%
     Telecomunicacoes Brasileiras S/A -- Telebras...........    1,500      163,781
                                                                        ----------
  CANADA -- 0.6%
     Rogers Communications Incorporated(a)..................    4,000       34,521
                                                                        ----------
  CHILE -- 1.4%
     Five Arrows Chile Investment Trust Limited.............   20,000       39,650
     Genesis Chile Fund.....................................    1,000       36,250
                                                                        ----------
                                                                            75,900
                                                                        ----------
  CHINA -- 0.5%
     China Telecom (Hong Kong) Limited......................   10,000       17,359
     Zhejiang Expressway Company, Limited...................   60,000       10,067
                                                                        ----------
                                                                            27,426
                                                                        ----------
  CROATIA -- 0.3%
     Pliva D.D. GDR.........................................    1,000       16,170
                                                                        ----------
  CZECH REPUBLIC -- 1.4%
     Ateso AS...............................................    2,000       16,556
     Deza Valasske Mezirici AS..............................    1,000       42,095
     Galena AS..............................................      600       21,596
                                                                        ----------
                                                                            80,247
                                                                        ----------
  DENMARK -- 0.6%
     ISS International Service System A/S...................      570       33,190
                                                                        ----------
  FRANCE -- 10.7%
     Alcatel Alsthom SA.....................................      362       73,709
     AXA SA.................................................      575       64,674
     Cie Generale de Eaux...................................      325       69,400
     Cofinec GDR (a)........................................    3,000       41,250
     Rhodia SA (a)..........................................    1,889       52,680
     Rhone-Poulenc SA.......................................    1,278       72,084
     Sanofi SA..............................................      463       54,451
     Societe BIC SA.........................................      583       41,466
     Total SA...............................................      474       61,625
     Valeo SA...............................................      644       65,830
                                                                        ----------
                                                                           597,169
                                                                        ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO

                    SCHEDULE OF INVESTMENTS  --  (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                      SHARES      VALUE
                    --------------------                      -------   ----------
COMMON STOCKS -- (CONTINUED)
  GERMANY -- 6.7%
     Bayerische Motoren Werke (BMW)(a)......................       16   $   15,792
     Bayerische Motoren Werke AG............................       57       57,681
     Dresdner Bank AG.......................................      856       46,278
     Mannesmann AG..........................................      710       73,029
     Siemens AG.............................................      765       46,724
     Viag AG................................................       90       61,981
     Volkswagen AG..........................................       76       73,453
                                                                        ----------
                                                                           374,938
                                                                        ----------
  HONG KONG -- 0.6%
     China Resources Enterprise Limited.....................    3,000        3,098
     HSBC Holdings Limited..................................      500       12,229
     Hutchison Whampoa Limited..............................    2,000       10,557
     New World Development Company Limited..................    5,000        9,680
                                                                        ----------
                                                                            35,564
                                                                        ----------
  HUNGARY -- 0.6%
     MOL Magyar Olaj-es Gazipari GDR........................      600       16,200
     Primagaz Hungaria Company Limited......................    1,000       15,641
                                                                        ----------
                                                                            31,841
                                                                        ----------
  INDIA -- 1.4%
     India Fund.............................................   12,000       76,500
                                                                        ----------
  INDONESIA -- 0.1%
     Gulf Indonesia Resources Limited(a)....................      430        4,945
                                                                        ----------
  ISRAEL -- 0.9%
     Electric Fuel Corporation(a)...........................    2,500       13,594
     Koor Industries Limited ADR............................    1,500       35,063
                                                                        ----------
                                                                            48,657
                                                                        ----------
  ITALY -- 5.5%
     Assicurazioni Generali SPA.............................    2,013       65,485
     Banco Ambrosiano Veneto SPA............................   10,825       60,591
     Ente Nazionale Idrocarburi SPA.........................    8,150       53,439
     Telecom Italia Mobile (TIM) SPA........................   10,219       62,519
     Telecom Italia SPA.....................................    8,650       63,704
                                                                        ----------
                                                                           305,738
                                                                        ----------
  JAPAN -- 12.8%
     Advantest..............................................      100        5,395
     Amada Company..........................................    3,000       14,645
     Bank of Tokyo Mitsubishi Limited.......................    1,000       10,624
     Banyu Pharmaceutical Company...........................    2,000       21,697

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO

                    SCHEDULE OF INVESTMENTS  --  (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                      SHARES      VALUE
                    --------------------                      -------   ----------
COMMON STOCKS -- (CONTINUED)
  JAPAN -- (CONTINUED)
     Daiwa Securities.......................................    8,000   $   34,541
     East Japan Railway.....................................        6       28,293
     Eisai Company..........................................    1,500       20,503
     Fanuc..................................................    1,000       34,715
     Honda Motor Company....................................    1,000       35,727
     Japan Airport Terminal.................................    2,000       11,138
     Japan Tobacco Incorporated.............................        5       33,955
     Maeda Road Construction................................    2,000       10,747
     Mitsubishi Heavy Industries............................    5,000       18,949
     NEC Corporation........................................    4,000       37,405
     Nippon Telegraph & Telephone...........................        9       74,854
     Nitto Denko Corporation................................    2,000       30,158
     Nomura Securities Limited..............................    2,000       23,360
     Olympus Optical Company Limited........................    6,000       52,332
     Santen Pharmaceutical Company..........................    1,210       13,293
     Sanwa Bank Limited.....................................    2,000       17,950
     Sony Corporation.......................................    1,000       86,425
     Sumitomo Osaka Cement Company Limited..................    7,000        9,011
     Takefuji Corporation...................................    1,200       55,544
     Terumo Corporation.....................................    2,000       31,822
                                                                        ----------
                                                                           713,083
                                                                        ----------
  MALAYSIA -- 0.2%
     Magnum Corporation Berhad..............................    9,000        3,340
     YTL Corporation Berhad.................................    8,000        6,014
                                                                        ----------
                                                                             9,354
                                                                        ----------
  MEXICO -- 2.6%
     Telefonos De Mexico SA.................................    3,000      144,000
                                                                        ----------
  NETHERLANDS -- 5.8%
     ABN Amro Holding NV....................................    1,700       39,808
     ING Groep NV...........................................      950       62,251
     Oce NV.................................................    1,400       59,643
     Philips Electronics NV.................................      880       74,028
     Royal Dutch Petroleum Company..........................      763       42,340
     Vedior NV..............................................      438       12,395
     Vendex NV..............................................      819       31,281
                                                                        ----------
                                                                           321,746
                                                                        ----------
  NEW ZEALAND -- 0.2%
     Telecom Corporation of New Zealand.....................    6,000       12,863
                                                                        ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO

                    SCHEDULE OF INVESTMENTS  --  (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                      SHARES      VALUE
                    --------------------                      -------   ----------
COMMON STOCKS -- (CONTINUED)
  PERU -- 1.1%
     Telefonica del Peru ADR................................    3,000   $   61,313
                                                                        ----------
  PHILIPPINES -- 0.2%
     SM Prime Holdings......................................   55,000        8,705
                                                                        ----------
  PORTUGAL -- 0.9%
     EDP-Electricidade de Portugal SA.......................    2,206       51,314
                                                                        ----------
  RUSSIA -- 1.9%
     AO Tatneft ADR.........................................    4,000       31,000
     Fleming Russia Securities Fund Limited(a)..............    5,000       62,500
     Surgutneftegaz.........................................    3,825       15,300
                                                                        ----------
                                                                           108,800
                                                                        ----------
  SINGAPORE -- 0.1%
     Singapore Technologies Engineering Limited.............   12,045        8,507
                                                                        ----------
  SLOVAKIA -- 0.5%
     Slovenske Lodenice AS(a)...............................      700       13,399
     Vychodoslovenske Zeleziarne AS.........................    2,000       16,508
                                                                        ----------
                                                                            29,907
                                                                        ----------
  SPAIN -- 3.4%
     Banco Bilbao Vizcaya SA................................    1,313       67,384
     Iberdrola SA...........................................    3,388       55,012
     Telefonica de Espana...................................    1,396       64,543
                                                                        ----------
                                                                           186,939
                                                                        ----------
  SWEDEN -- 1.8%
     Atlas Copco AB.........................................    1,625       44,312
     Electrolux AB..........................................    3,125       53,677
                                                                        ----------
                                                                            97,989
                                                                        ----------
  SWITZERLAND -- 6.5%
     Ciba Specialty Chemicals AG............................      476       61,217
     Nestle SA..............................................       32       68,594
     Novartis AG............................................       34       56,670
     Roche Holdings AG......................................        5       49,181
     SchweizerischeRueckversicherungs-Gesellschaft..........       25       63,330
     Zurichversicherungs-Gesellschaft.......................      100       63,924
                                                                        ----------
                                                                           362,916
                                                                        ----------
  THAILAND -- 0.1%
     Electricity Generating Public Company Limited..........    5,000        7,761
                                                                        ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO

                    SCHEDULE OF INVESTMENTS  --  (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                      SHARES      VALUE
                    --------------------                      -------   ----------
COMMON STOCKS -- (CONTINUED)
  UNITED KINGDOM -- 17.4%
     Asda Group PLC.........................................   18,350   $   63,040
     Blue Circle Industries PLC.............................   10,150       57,367
     Boots Company PLC......................................    3,705       61,429
     Central European Media Enterprises Limited(a)..........    2,000       43,250
     Compass Group PLC......................................    6,870       79,034
     Electrocomponents PLC..................................    6,700       52,579
     General Accident PLC...................................    2,750       61,988
     GKN PLC................................................    4,800       61,191
     Granada Group PLC......................................    4,000       73,600
     Lloyds TSB Group PLC...................................    4,900       68,602
     Pearson PLC............................................    3,900       71,500
     Provident Financial PLC................................    3,859       60,568
     Shell Transport & Trading Company......................    9,050       63,767
     SmithKline Beecham PLC.................................    5,600       68,398
     Vodafone Group PLC.....................................    6,800       86,347
                                                                        ----------
                                                                           972,660
                                                                        ----------
TOTAL COMMON STOCKS -- (Cost $4,872,075)....................             5,081,398
                                                                        ----------
DEPOSITORY RECEIPTS -- 1.1%
  BRAZIL -- 0.8%
     Companhia Paranaense De Energia-Copel..................    5,000       46,250
                                                                        ----------
  CZECH REPUBLIC -- 0.3%
     Ceske Radiomunikace AS(a)..............................      620       13,280
                                                                        ----------
TOTAL DEPOSITORY RECEIPTS -- (Cost $55,701).................                59,530
                                                                        ----------
WARRANTS -- 0.8%
  FRANCE -- 0.0%
     Cie Generale de Eaux(a)................................      175          345
                                                                        ----------
  JAPAN -- 0.8%
     Fleming Japan Investor(a)..............................   60,000        5,009
     Schroder Japan Growth Fund(a)..........................  175,000       41,638
                                                                        ----------
                                                                            46,647
                                                                        ----------
TOTAL WARRANTS -- (Cost $180,131)...........................                46,992
                                                                        ----------
PREFERRED STOCK -- 1.6%
  GERMANY -- 1.4%
     Henkel KGaA............................................      787       77,895
                                                                        ----------
  RUSSIA -- 0.2%
     Unified Energy Systems(a)..............................      504       10,080
                                                                        ----------
TOTAL PREFERRED STOCK -- (Cost $99,396).....................                87,975
                                                                        ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO

                    SCHEDULE OF INVESTMENTS  --  (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
                   SECURITIES DESCRIPTION                      AMOUNT       VALUE
                   ----------------------                     ---------   ----------
REPURCHASE AGREEMENT -- 4.5%
(Cost $249,000)
  State Street Bank and Trust Company, 2.00% dated 6/30/98,
  to be repurchased at $249,014 on 7/1/98, collateralized by
  $220,000 par value U.S. Treasury Bond, 6.75% due
  8/15/2026, with a value of $255,685.......................  $249,000    $  249,000
                                                                          ----------
TOTAL INVESTMENTS -- (COST $5,456,303*) -- 99.1%............               5,524,895
                                                                          ----------
OTHER ASSETS LESS LIABILITIES -- 0.9%.......................                  48,686
                                                                          ----------
NET ASSETS -- 100.0%........................................              $5,573,581
                                                                          ==========

---------------

(a) Non-income producing security

GDR -- Global Depository Receipt

ADR -- American Depository Receipt

* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $877,431 and $808,839, respectively, resulting in a net unrealized depreciation of $68,592.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO

                      ANALYSIS OF INDUSTRY CLASSIFICATIONS
                                 JUNE 30, 1998

                                                              PERCENT OF
INDUSTRY                                                      NET ASSETS
--------                                                      ----------
Auto Parts..................................................      0.3%
Automobiles.................................................      3.3
Banks.......................................................      8.0
Broadcasting................................................      1.4
Business Services...........................................      1.8
Chemicals...................................................      4.2
Communication Services......................................      0.2
Conglomerates...............................................      2.2
Construction Materials......................................      1.4
Construction & Mining Equipment.............................      1.0
Drugs & Health Care.........................................      7.6
Electric Utilities..........................................      3.3
Electrical Equipment........................................      0.7
Electronics.................................................      2.4
Financial Services..........................................      5.4
Food & Beverages............................................      3.3
Household Appliances & Home Furnishings.....................      3.8
Industrial Machinery........................................      3.1
Insurance...................................................      5.7
Investment Companies........................................      0.5
Leisure Time................................................      1.6
Miscellaneous...............................................      0.2
Mutual Funds................................................      3.9
Office Furnishings & Supplies...............................      1.8
Oil & Gas...................................................      2.5
Petroleum Services..........................................      3.0
Photography.................................................      0.9
Publishing..................................................      1.3
Railroads & Equipment.......................................      0.5
Real Estate.................................................      0.3
Retail Trade................................................      2.8
Steel.......................................................      0.3
Telecommunications..........................................     15.7
Turnpikes & Toll Roads......................................      0.2
                                                                 ----
          TOTAL INVESTMENTS BY INDUSTRY CLASSIFICATION......     94.6
Repurchase Agreement........................................      4.5
                                                                 ----
          TOTAL INVESTMENTS.................................     99.1%
                                                                 ====

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                              ELITEVALUE PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                        SHARES        VALUE
                    --------------------                      ----------   -----------
COMMON STOCKS -- 73.7%
  AEROSPACE -- 5.3%
     Boeing Company.........................................      11,000   $   490,187
     Lockheed Martin Corporation............................       3,000       317,625
                                                                           -----------
                                                                               807,812
                                                                           -----------
  AIR TRAVEL -- 1.5%
     UAL Corporation(a).....................................       3,000       234,000
                                                                           -----------
  BANKS -- 11.4%
     BankBoston Corporation.................................       7,000       389,375
     Citicorp...............................................       4,000       597,000
     M & T Bank Corporation.................................         900       498,600
     Wells Fargo & Company..................................         700       258,300
                                                                           -----------
                                                                             1,743,275
                                                                           -----------
  BROADCASTING & CABLE -- 1.3%
     Tele-Communications Incorporated(a)....................      10,000       200,625
                                                                           -----------
  CHEMICALS -- 8.0%
     Du Pont (E.I.) de Nemours & Company....................       8,000       597,000
     Hercules Incorporated..................................       2,600       106,925
     Monsanto Company.......................................       5,200       290,550
     Solutia Incorporated...................................       8,000       229,500
                                                                           -----------
                                                                             1,223,975
                                                                           -----------
  COMMERCIAL SERVICES -- 2.7%
     R.R. Donnelley & Sons Company..........................       9,000       411,750
                                                                           -----------
  CONSTRUCTION & MINING EQUIPMENT -- 3.1%
     Caterpillar Incorporated...............................       9,000       475,875
                                                                           -----------
  DRUGS & HEALTH CARE -- 1.0%
     Becton, Dickinson & Company............................       1,900       147,488
                                                                           -----------
  ELECTRONICS -- 5.9%
     Avnet Incorporated.....................................       2,000       109,375
     Intel Corporation......................................       1,000        74,125
     ITT Industries Incorporated............................      15,000       560,625
     National Semiconductor Corporation(a)..................      12,000       158,250
                                                                           -----------
                                                                               902,375
                                                                           -----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                              ELITEVALUE PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                        SHARES        VALUE
                    --------------------                      ----------   -----------
COMMON STOCKS -- (CONTINUED)
  FEDERAL AGENCIES -- 3.6%
     Federal Home Loan Mortgage Corporation.................      11,500   $   541,219
                                                                           -----------
  FINANCIAL SERVICES -- 1.0%
     American Express Company...............................       1,400       159,600
                                                                           -----------
  FOOD & BEVERAGES -- 2.2%
     Diageo PLC ADR.........................................       7,100       342,131
                                                                           -----------
  HOTELS & RESTAURANTS -- 4.8%
     McDonald's Corporation.................................      10,500       724,500
                                                                           -----------
  INSURANCE -- 5.9%
     Ace Limited............................................       8,500       331,500
     Exel Limited...........................................       7,200       560,250
                                                                           -----------
                                                                               891,750
                                                                           -----------
  MANUFACTURING -- 1.0%
     Varian Associates Incorporated.........................       4,000       156,000
                                                                           -----------
  MULTI INDUSTRY COMPANIES -- 3.6%
     Minnesota Mining & Manufacturing Company...............       4,500       369,843
     Textron Incorporated...................................       2,500       179,219
                                                                           -----------
                                                                               549,062
                                                                           -----------
  MULTIMEDIA -- 4.2%
     Time Warner Incorporated...............................       7,500       640,781
                                                                           -----------
  OIL & GAS -- 1.4%
     Unocal Corporation.....................................       6,000       214,500
                                                                           -----------
  PAPER -- 2.3%
     Champion International Corporation.....................       7,000       344,313
                                                                           -----------
  TELECOMMUNICATIONS -- 2.3%
     Sprint Corporation.....................................       5,000       352,500
                                                                           -----------
  TOYS & AMUSEMENTS -- 1.2%
     Mattel Incorporated....................................       4,300       181,944
                                                                           -----------
TOTAL COMMON STOCKS -- (Cost $9,673,509)....................                11,245,475
                                                                           -----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
                              ELITEVALUE PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT        VALUE
                    --------------------                      ----------   -----------
DISCOUNT NOTES -- 25.4%
  FEDERAL AGENCIES -- 25.4%
     Federal Farm Credit Bank
       5.40%, 07/10/1998**..................................  $  920,000   $   918,758
     Federal Home Loan Bank
       5.36%, 07/09/1998**..................................     800,000       799,047
       5.37%, 07/03/1998**..................................   1,115,000     1,114,667
       5.39%, 07/10/1998**..................................     375,000       374,495
       5.41%, 07/24/1998**..................................     265,000       264,084
       5.42%, 08/28/1998**..................................     400,000       396,507
                                                                           -----------
TOTAL DISCOUNT NOTES -- (Cost $3,867,558)...................                 3,867,558
                                                                           -----------
TOTAL INVESTMENTS -- (COST $13,541,067*) -- 99.1%...........                15,113,033
                                                                           -----------
OTHER ASSETS LESS LIABILITIES -- 0.9%.......................                   139,461
                                                                           -----------
NET ASSETS -- 100.0%........................................               $15,252,494
                                                                           ===========

---------------

(a) Non-income producing security

ADR -- American Depository Receipt

 * Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value are $2,058,814 and $486,848, respectively, resulting in net unrealized appreciation of $1,571,966.

**  The rate shown reflects the current yield at June 30, 1998.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
             SALOMON BROTHERS U.S. GOVERNMENT SECURITIES PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
U.S. GOVERNMENT AND AGENCY SECURITIES -- 104.1%
  FEDERAL AGENCIES -- 95.2%
     Federal Home Loan Bank
       5.40%, 07/01/1998**..................................  $  547,000    $   547,000
     Federal Home Loan Mortgage Corporation
       5.89%, 07/24/2000....................................     225,000        226,089
       6.50%, 12/01/TBA.....................................     500,000        503,435
       6.247%, 03/17/2021...................................     100,000        100,171
       7.00%, 04/15/2021....................................      47,400         47,993
       8.25%, 04/01/2017....................................      17,914         18,756
       11.75%, 07/01/2006...................................       8,723          9,679
       11.75%, 07/01/2013...................................       2,923          3,154
       11.75%, 08/01/2013...................................       1,055          1,062
     Federal National Mortgage Association
       6.50%, 08/01/2027....................................     247,700        246,692
       6.50%, 12/01/TBA.....................................     900,000        896,337
       6.527%, 05/25/2030...................................     150,000        153,000
       7.00%, 05/01/2026....................................     169,922        172,364
       7.00%, 12/01/TBA.....................................     450,000        456,327
       7.00%, 12/01/TBA.....................................     450,000        456,327
       7.50%, 12/01/TBA.....................................      75,000         76,921
       9.00%, 10/01/2026....................................     127,686        135,028
       11.50%, 09/01/2019...................................      14,602         16,631
       12.00%, 10/01/2015...................................      58,321         67,555
       12.00%, 01/01/2016...................................       3,365          3,969
       12.50%, 08/01/2015...................................       5,741          6,731
       12.50%, 09/01/2015...................................       6,753          8,017
       13.00%, 11/01/2015...................................      14,273         17,158
       14.50%, 11/01/2014...................................       5,693          7,000
     Government National Mortgage Association
       7.50%, 05/15/2027....................................     123,112        126,523
       7.50%, 07/15/2027....................................     177,066        181,972
       9.00%, 10/20/2016....................................      63,523         67,851
     Student Loan Marketing Association
       7.20%, 11/09/2000....................................     225,000        232,488
     United States Department of Veteran Affairs
       7.25%, 10/15/2010....................................     100,117        100,675
                                                                            -----------
                                                                              4,886,905
                                                                            -----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
             SALOMON BROTHERS U.S. GOVERNMENT SECURITIES PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT         VALUE
                    --------------------                      ----------    -----------
U.S. GOVERNMENT AND AGENCY SECURITIES -- (CONTINUED)
  U.S. GOVERNMENT -- 8.9%
     United States Treasury Notes
       5.625%, 12/31/2002...................................  $   50,000    $    50,218
       5.625%, 05/15/2008...................................     100,000        101,359
       5.75%, 04/30/2003....................................     100,000        100,984
       5.875%, 09/30/2002...................................     100,000        101,250
       6.125%, 08/15/2007...................................     100,000        104,047
                                                                            -----------
                                                                                457,858
                                                                            -----------
TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES -- (Cost
  $5,307,888)...............................................                  5,344,763
                                                                            -----------
REPURCHASE AGREEMENT -- 42.1%
     J.P. Morgan & Company, 5.48% dated 6/30/98, to be
      repurchased at $1,079,164 on 7/1/98 collateralized by
      $1,025,000 par value U.S. Treasury Bond, 8.50% due
      11/15/2000, with a value of $1,100,594................   1,079,000      1,079,000
     State Street Bank and Trust Company, 5.70% dated
      6/30/98, to be repurchased at $1,079,171 on 7/1/98
      collateralized by $915,000 par value U.S. Treasury
      Bond, 7.50% due 11/15/2016, with a value of
      $1,101,146............................................   1,079,000      1,079,000
                                                                            -----------
TOTAL REPURCHASE AGREEMENT -- (Cost $2,158,000).............                  2,158,000
                                                                            -----------
TOTAL INVESTMENTS -- (COST $7,465,888*) -- 146.2%...........                  7,502,763
                                                                            -----------
OTHER ASSETS LESS LIABILITIES -- (46.2)%....................                 (2,369,513)
                                                                            -----------
NET ASSETS -- 100.0%........................................                $ 5,133,250
                                                                            ===========

---------------

TBA -- To Be Announced

* Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $39,981 and $3,106, respectively, resulting in net unrealized appreciation of $36,875.

**   The rate shown reflects the current yield at June 30, 1998.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
              STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                      SHARES       VALUE
                    --------------------                      -------   -----------
COMMON STOCKS -- 97.2%
  AEROSPACE -- 3.6%
     Aeroquip-Vickers Incorporated..........................      400   $    23,350
     General Dynamics Corporation...........................    1,700        79,050
     Goodrich (B.F.) Company................................      400        19,850
     Lockheed Martin Corporation............................    1,300       137,637
     United Technologies Corporation........................    1,500       138,750
                                                                        -----------
                                                                            398,637
                                                                        -----------
  APPAREL & TEXTILES -- 0.6%
     Intimate Brands Incorporated...........................      900        24,806
     VF Corporation.........................................      800        41,200
                                                                        -----------
                                                                             66,006
                                                                        -----------
  AUTOMOBILES -- 2.4%
     Ford Motor Company.....................................    1,400        82,600
     General Motors Corporation.............................    1,000        66,813
     Johnson Controls Incorporated..........................    1,100        62,906
     Navistar International Corporation Incorporated(a).....      200         5,775
     PACCAR Incorporated....................................      800        41,800
                                                                        -----------
                                                                            259,894
                                                                        -----------
  BANKS -- 7.8%
     AmSouth Bancorporation.................................    1,050        41,278
     BankAmerica Corporation................................      800        69,150
     Chase Manhattan Corporation............................    3,000       226,500
     Citicorp...............................................      200        29,850
     Comerica Incorporated..................................    1,850       122,563
     First Union Corporation................................    1,100        64,075
     NationsBank Corporation................................    2,900       221,850
     Republic New York Corporation..........................    1,200        75,525
                                                                        -----------
                                                                            850,791
                                                                        -----------
  BROADCASTING -- 0.2%
     A.H. Belo Corporation..................................      700        17,063
                                                                        -----------
  BUSINESS SERVICES -- 2.0%
     Accustaff Incorporated(a)..............................    2,400        75,000
     Computer Sciences Corporation..........................      700        44,800
     Manpower Incorporated..................................      800        22,950
     Unisys Corporation(a)..................................    2,700        76,275
                                                                        -----------
                                                                            219,025
                                                                        -----------
  CHEMICALS -- 2.5%
     Dow Chemical Company...................................      300        29,006
     Du Pont (E.I.) de Nemours & Company....................      600        44,775

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
              STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                      SHARES       VALUE
                    --------------------                      -------   -----------
COMMON STOCKS -- (CONTINUED)
  CHEMICALS -- (CONTINUED)
     PPG Industries Incorporated............................    1,500   $   104,344
     Solutia Incorporated...................................    3,500       100,406
                                                                        -----------
                                                                            278,531
                                                                        -----------
  COMPUTERS & BUSINESS EQUIPMENT -- 2.9%
     Cisco Systems Incorporated(a)..........................      500        46,031
     EMC Corporation(a).....................................    1,200        53,775
     Gateway 2000 Incorporated(a)...........................      200        10,125
     Hewlett-Packard Company................................      300        17,963
     International Business Machines........................      700        80,369
     Lexmark International Group Incorporated(a)............      900        54,900
     Storage Technology Corporation(a)......................    1,200        52,050
                                                                        -----------
                                                                            315,213
                                                                        -----------
  CONSTRUCTION MATERIALS -- 0.6%
     Georgia Pacific Timber Group...........................    1,600        36,900
     USG Corporation........................................      600        32,475
                                                                        -----------
                                                                             69,375
                                                                        -----------
  CONSTRUCTION & MINING EQUIPMENT -- 1.1%
     Caterpillar Incorporated...............................    2,200       116,325
                                                                        -----------
  COSMETICS & TOILETRIES -- 0.2%
     Avon Products Incorporated.............................      300        23,250
                                                                        -----------
  DRUGS & HEALTH CARE -- 11.9%
     Abbott Laboratories....................................      300        12,263
     American Home Products Corporation.....................      500        25,875
     Amgen Incorporated.....................................    2,500       163,437
     Becton, Dickinson & Company............................      700        54,337
     Bristol Myers Squibb Company...........................    1,700       195,394
     Cardinal Health Incorporated...........................      500        46,875
     Columbia/HCA Healthcare Corporation....................    1,500        43,688
     Eli Lilly & Company....................................      400        26,425
     Guidant Corporation....................................    1,000        71,312
     Johnson & Johnson......................................      800        59,000
     McKesson Corporation...................................      800        65,000
     Merck & Company Incorporated...........................    1,100       147,125
     Pfizer Incorporated....................................    2,100       228,244
     Schering-Plough Corporation............................      700        64,137
     Tenet Healthcare Corporation(a)........................      200         6,250
     Wellpoint Health Networks Incorporated(a)..............    1,200        88,800
                                                                        -----------
                                                                          1,298,162
                                                                        -----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
              STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                      SHARES       VALUE
                    --------------------                      -------   -----------
COMMON STOCKS -- (CONTINUED)
  ELECTRIC UTILITIES -- 1.8%
     Consolidated Edison Company............................      200   $     9,213
     DTE Energy Company.....................................      500        20,188
     Energy East Corporation................................      700        29,137
     Entergy Corporation....................................      200         5,750
     FirstEnergy Corporation................................      400        12,300
     GPU Incorporated.......................................      600        22,687
     PP&L Resources Incorporated............................    1,100        24,956
     Public Service Enterprise Group........................    2,000        68,875
                                                                        -----------
                                                                            193,106
                                                                        -----------
  ELECTRONICS -- 1.8%
     Arrow Electronics Incorporated(a)......................      200         4,350
     Honeywell Incorporated.................................    1,300       108,631
     Intel Corporation......................................    1,200        88,950
                                                                        -----------
                                                                            201,931
                                                                        -----------
  FEDERAL AGENCIES -- 1.3%
     Federal National Mortgage Association..................    2,300       139,725
                                                                        -----------
  FINANCIAL SERVICES -- 3.9%
     American Express Company...............................      600        68,400
     Bear Stearns Companies Incorporated....................      300        17,062
     Countrywide Credit Industries Incorporated.............      900        45,675
     Lehman Brothers Holdings Incorporated..................      800        62,050
     Morgan Stanley, Dean Witter, Discover and Company......    2,200       201,025
     Norwest Corporation....................................      200         7,475
     Travelers Group Incorporated...........................      400        24,250
                                                                        -----------
                                                                            425,937
                                                                        -----------
  FOOD & BEVERAGES -- 3.8%
     Coca-Cola Company......................................    2,300       196,650
     Heinz (H.J.) Company...................................      100         5,613
     Interstate Bakeries Corporation........................    2,800        92,925
     PepsiCo Incorporated...................................    1,900        78,256
     Quaker Oats Company....................................      800        43,950
                                                                        -----------
                                                                            417,394
                                                                        -----------
  GAS EXPLORATION -- 0.6%
     Apache Corporation.....................................    2,000        63,000
                                                                        -----------
  HOUSEHOLD PRODUCTS -- 1.2%
     Gillette Company.......................................      400        22,675

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
              STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                      SHARES       VALUE
                    --------------------                      -------   -----------
COMMON STOCKS -- (CONTINUED)
  HOUSEHOLD PRODUCTS -- (CONTINUED)
     Premark International Incorporated.....................      800   $    25,800
     Procter & Gamble Company...............................      900        81,956
                                                                        -----------
                                                                            130,431
                                                                        -----------
  INDUSTRIAL MACHINERY -- 1.4%
     Deere & Company........................................    2,100       111,037
     Ingersoll Rand Company.................................      700        30,844
     Sundstrand Corporation.................................      100         5,725
                                                                        -----------
                                                                            147,606
                                                                        -----------
  INSURANCE -- 4.4%
     Allstate Corporation...................................    2,000       183,125
     American General Corporation...........................      400        28,475
     American International Group Incorporated..............      400        58,400
     Equitable Companies Incorporated.......................    1,100        82,431
     Everest Reinsurance Holdings Incorporated..............      200         7,688
     Marsh & McLennan Companies Incorporated................    1,800       108,787
     Old Republic International Corporation.................      150         4,397
     Torchmark Corporation..................................      100         4,575
     Travelers Property Casualty Corporation................      100         4,288
                                                                        -----------
                                                                            482,166
                                                                        -----------
  INTERNATIONAL OIL -- 5.3%
     Amoco Corporation......................................    2,800       116,550
     Chevron Corporation....................................      700        58,144
     Exxon Corporation......................................    2,900       206,806
     Mobil Corporation......................................    1,800       137,925
     Texaco Incorporated....................................    1,000        59,687
                                                                        -----------
                                                                            579,112
                                                                        -----------
  LEISURE TIME -- 1.0%
     Anchor Gaming(a).......................................      100         7,763
     Carnival Corporation...................................    1,400        55,475
     Walt Disney Company....................................      400        42,025
                                                                        -----------
                                                                            105,263
                                                                        -----------
  LIQUOR -- 0.7%
     Anheuser Busch Companies Incorporated..................    1,600        75,500
                                                                        -----------
  MANUFACTURING -- 3.4%
     General Electric Company...............................    3,100       282,100
     National Service Industries Incorporated...............      900        45,788
     Trinity Industries Incorporated........................    1,000        41,500
                                                                        -----------
                                                                            369,388
                                                                        -----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
              STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                      SHARES       VALUE
                    --------------------                      -------   -----------
COMMON STOCKS -- (CONTINUED)
  OFFICE FURNISHINGS & SUPPLIES -- 1.0%
     Xerox Corporation......................................    1,100   $   111,788
                                                                        -----------
  PAPER -- 0.1%
     Fort James Corporation.................................      300        13,350
                                                                        -----------
  PETROLEUM SERVICES -- 0.3%
     ENSCO International Incorporated.......................      100         1,738
     Rowan Companies Incorporated(a)........................    1,800        34,987
                                                                        -----------
                                                                             36,725
                                                                        -----------
  PUBLISHING -- 1.8%
     Gannett Company Incorporated...........................    1,600       113,700
     Valassis Communications Incorporated(a)................    2,100        80,981
                                                                        -----------
                                                                            194,681
                                                                        -----------
  RETAIL GROCERY -- 0.7%
     Kroger Company(a)......................................    1,600        68,600
     SUPERVALU Incorporated.................................      200         8,875
                                                                        -----------
                                                                             77,475
                                                                        -----------
  RETAIL TRADE -- 9.2%
     American Greetings Corporation.........................      600        30,563
     Costco Companies Incorporated(a).......................    1,300        81,981
     Dayton Hudson Corporation..............................    1,500        72,750
     Federated Department Stores Incorporated(a)............    1,400        75,337
     General Nutrition Companies Incorporated(a)............    2,200        68,475
     Home Depot Incorporated................................      200        16,613
     Lowe's Companies, Incorporated.........................    1,600        64,900
     May Department Stores Company..........................    1,500        98,250
     Ross Stores Incorporated...............................      800        34,400
     Sears Roebuck & Company................................    2,000       122,125
     Tandy Corporation......................................      900        47,756
     TJX Companies Incorporated.............................    5,800       139,925
     Wal Mart Stores Incorporated...........................    2,500       151,875
                                                                        -----------
                                                                          1,004,950
                                                                        -----------
  SOFTWARE -- 6.9%
     Autodesk Incorporated..................................    2,000        77,250
     BMC Software Incorporated(a)...........................    1,200        62,325
     Cadence Design Systems Incorporated(a).................    1,800        56,250
     Computer Associates International Incorporated.........    1,450        80,566
     Microsoft Corporation(a)...............................    3,500       379,312

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
              STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                      SHARES       VALUE
                    --------------------                      -------   -----------
COMMON STOCKS -- (CONTINUED)
  SOFTWARE -- (CONTINUED)
     Network Associates Incorporated(a).....................      200   $     9,575
     Oracle Systems Corporation(a)..........................    3,400        83,513
                                                                        -----------
                                                                            748,791
                                                                        -----------
  STEEL -- 0.9%
     USX-US Steel Group Incorporated........................    3,000        99,000
                                                                        -----------
  TELECOMMUNICATIONS -- 9.1%
     Ameritech Corporation..................................    2,700       121,163
     AT&T Corporation.......................................    2,900       165,662
     Bell Atlantic Corporation..............................    2,920       133,225
     BellSouth Corporation..................................    1,200        80,550
     General Instrument Corporation(a)......................    1,200        32,625
     GTE Corporation........................................      700        38,938
     Lucent Technologies Incorporated.......................    3,000       249,562
     SBC Communications Incorporated........................    2,176        87,040
     US West Incorporated(a)................................    1,900        89,300
                                                                        -----------
                                                                            998,065
                                                                        -----------
  TOBACCO -- 0.5%
     Philip Morris Companies Incorporated...................    1,400        55,125
                                                                        -----------
  TRANSPORTATION -- 0.3%
     Burlington Northern Santa Fe Corporation...............      300        29,456
                                                                        -----------
TOTAL COMMON STOCKS -- (Cost $8,973,268)....................             10,612,237
                                                                        -----------
MUTUAL FUNDS -- 3.0%
(Cost $324,845)
     Dreyfus Cash Management Plus Fund......................  324,845       324,845
                                                                        -----------
TOTAL INVESTMENTS -- (COST $9,298,113*) -- 100.2%...........             10,937,082
                                                                        -----------
OTHER ASSETS LESS LIABILITIES -- (0.2)%.....................                (21,944)
                                                                        -----------
NET ASSETS -- 100.0%........................................            $10,915,138
                                                                        ===========

---------------

(a)  Non-income producing security

 * Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $1,787,212 and $148,243, respectively, resulting in net unrealized appreciation of $1,638,969.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
              STATE STREET GLOBAL ADVISORS MONEY MARKET PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT       VALUE
                    --------------------                      ----------   ----------
DISCOUNT NOTES -- 34.4%
  FEDERAL AGENCIES -- 34.4%
     Federal Farm Credit Bank
       5.46%, 09/01/1998**..................................  $   38,000   $   37,643
       5.50%, 09/01/1998**..................................     160,000      159,927
       7.85%, 08/28/1998**..................................     500,000      501,674
     Federal Home Loan Bank
       5.04%, 08/20/1998**..................................      65,000       64,917
       5.46%, 07/30/1998**..................................     300,000      298,680
       5.50%, 08/05/1998**..................................     100,000       99,465
       5.80%, 09/18/1998**..................................     130,000      130,032
       5.97%, 08/27/1998**..................................      25,000       24,996
     Federal National Mortgage Association
       5.46%, 09/17/1998**..................................      50,000       49,409
       7.85%, 09/10/1998**..................................      30,000       30,101
                                                                           ----------
TOTAL DISCOUNT NOTES -- (Cost $1,396,844)...................                1,396,844
                                                                           ----------
COMMERCIAL PAPER -- 65.8%
  AUTOMOBILES -- 3.5%
     Daimler-Benz of North America Corporation
       5.56%, 07/24/1998**..................................     140,000      139,503
                                                                           ----------
  BANK FOREIGN -- 9.8%
     UBS Finance Incorporated
       6.20%, 10/01/1998**..................................     200,000      200,196
     Woolwich PLC
       5.52%, 09/22/1998**..................................     200,000      197,455
                                                                           ----------
                                                                              397,651
                                                                           ----------
  BANK MULTINATIONAL -- 4.4%
     Citibank NA
       5.52%, 09/09/1998**..................................     181,495      179,547
                                                                           ----------
  BROKERAGE -- 11.3%
     Merrill Lynch & Company Incorporated
       5.44%, 07/02/1998**..................................     225,000      224,966
     Morgan Stanley Group Incorporated
       5.845%, 07/15/1998**.................................     235,000      235,288
                                                                           ----------
                                                                              460,254
                                                                           ----------
  CAPITAL GOODS -- 5.5%
     Emerson Electric
       5.50%, 10/30/1998**..................................     228,000      223,785
                                                                           ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
              STATE STREET GLOBAL ADVISORS MONEY MARKET PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                              PRINCIPAL
                    SECURITY DESCRIPTION                        AMOUNT       VALUE
                    --------------------                      ----------   ----------
COMMERCIAL PAPER -- (CONTINUED)
  CHEMICALS -- 4.9%
     Du Pont (E.I.) de Nemours & Company
       5.49%, 07/10/1998**..................................  $  200,000   $  199,726
                                                                           ----------
  FINANCE CAPTIVE -- 8.0%
     Ford Motor Credit Company
       5.625%, 12/15/1998**.................................     224,000      223,848
     General Motors Acceptance Corporation
       6.00%, 01/11/1999**..................................     100,000      100,198
                                                                           ----------
                                                                              324,046
                                                                           ----------
  FINANCE NON-CAPTIVE DIVERSIFIED -- 11.1%
     Associates Corporation North America
       5.25%, 09/01/1998**..................................     200,000      199,871
     General Electric Capital Corporation
       5.51%, 07/29/1998**..................................     250,000      248,929
                                                                           ----------
                                                                              448,800
                                                                           ----------
  INSURANCE -- 7.3%
     Prudential Funding Corporation
       5.44%, 09/23/1998**..................................     100,000       98,731
     USAA Capital Corporation
       5.52%, 08/20/1998**..................................     200,000      198,466
                                                                           ----------
                                                                              297,197
                                                                           ----------
TOTAL COMMERCIAL PAPER -- (Cost $2,670,509).................                2,670,509
                                                                           ----------
REPURCHASE AGREEMENT -- 3.4%
(Cost $138,000)
  Goldman, Sachs & Company, 5.80% dated 06/30/98 to be
     repurchased at $138,022 on 07/01/98, collateralized by
     $100,000 par value U.S. Treasury Bond, 9.25% with a
     value of $142,050......................................     138,000      138,000
                                                                           ----------
TOTAL INVESTMENTS -- (COST $4,205,353*) -- 103.6%...........                4,205,353
                                                                           ----------
OTHER ASSETS LESS LIABILITIES -- (3.6)%.....................                 (144,874)
                                                                           ----------
NET ASSETS -- 100.0%........................................               $4,060,479
                                                                           ==========

---------------

 * Aggregate cost for Federal tax purposes is identical.

** The rate shown reflects the current yield at June 30, 1998.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO

                            SCHEDULE OF INVESTMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                       SHARES      VALUE
                    --------------------                      --------   ----------
COMMON STOCKS -- 94.9%
  ADVERTISING -- 1.6%
     Interpublic Group of Companies Incorporated............       700   $   42,481
     Omnicom Group Incorporated.............................     1,050       52,369
     Outdoor Systems Incorporated(a)........................     1,300       36,400
                                                                         ----------
                                                                            131,250
                                                                         ----------
  AEROSPACE -- 0.4%
     Gulfstream Aerospace Corporation(a)....................       650       30,225
                                                                         ----------
  AIR TRAVEL -- 2.5%
     Alaska Air Group Incorporated(a).......................       700       38,194
     America West Holding Incorporated(a)...................       800       22,850
     ASA Holdings Incorporated..............................       400       19,850
     Comair Holdings Incorporated...........................       500       15,438
     Continental Airlines Incorporated(a)...................       750       45,656
     US Airways Group Incorporated(a).......................       750       59,437
                                                                         ----------
                                                                            201,425
                                                                         ----------
  APPAREL & TEXTILES -- 1.1%
     Jones Apparel Group Incorporated(a)....................     1,100       40,219
     Tommy Hilfiger Corporation.............................       400       25,000
     Warnaco Group Incorporated.............................       200        8,488
     Wolverine World Wide Incorporated......................       700       15,181
                                                                         ----------
                                                                             88,888
                                                                         ----------
  AUTO PARTS -- 0.9%
     Danaher Corporation....................................       750       27,516
     Federal-Mogul Corporation..............................       400       27,000
     Gentex Corporation(a)..................................       800       14,500
                                                                         ----------
                                                                             69,016
                                                                         ----------
  BANKS -- 2.3%
     AmSouth Bancorporation.................................       375       14,742
     Bank United Corporation................................       125        5,984
     Fifth Third Bancorp....................................       225       14,175
     Fleet Financial Group Incorporated.....................       450       37,575
     National Commerce Bancorporation.......................       125        5,234
     Northern Trust Corporation.............................       600       45,750
     Silicon Valley Bancshares(a)...........................       200        7,119
     Southtrust Corporation.................................       300       13,050
     Star Banc Corporation..................................       400       25,550
     Zions Bancorp..........................................       300       15,938
                                                                         ----------
                                                                            185,117
                                                                         ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                       SHARES      VALUE
                    --------------------                      --------   ----------
COMMON STOCKS -- (CONTINUED)
  BROADCASTING -- 6.1%
     Cablevision Systems Corporation(a).....................       550   $   45,925
     Capstar Broadcasting Corporation(a)....................     1,000       25,125
     Chancellor Media Corporation(a)........................     3,400      168,831
     Clear Channel Communications Incorporated(a)...........     1,000      109,125
     Jacor Communications Incorporated(a)...................       700       41,300
     Tele-Communications Liberty Media Group(a).............     1,500       58,219
     Univision Communications Incorporated(a)...............       300       11,175
     Viacom Incorporated(a).................................       650       37,862
                                                                         ----------
                                                                            497,562
                                                                         ----------
  BUILDING & RELATED -- 1.5%
     Lowe's Companies Incorporated..........................     2,400       97,350
     Southdown Incorporated.................................       300       21,412
                                                                         ----------
                                                                            118,762
                                                                         ----------
  BUSINESS SERVICES -- 9.2%
     Affiliated Computer Services Incorporated(a)...........       400       15,400
     America Online Incorporated............................     2,000      212,000
     Apollo Group Incorporated(a)...........................       800       26,450
     Cambridge Technology Partners Incorporated(a)..........     1,100       60,087
     Comdisco Incorporated..................................       600       11,400
     Concord EFS Incorporated(a)............................       300        7,838
     Consolidated Graphics Incorporated(a)..................       425       25,075
     Documentum Incorporated(a).............................       150        7,200
     Envoy Corporation(a)...................................       600       28,425
     Information Management Resources Incorporated(a).......       900       30,431
     Keane Incorporated(a)..................................     1,100       61,600
     Mastech Corporation(a).................................       500       14,063
     Paychex Incorporated...................................       750       30,516
     Robert Half International Incorporated(a)..............       750       41,906
     Saville Systems PLC ADR(a).............................       750       37,594
     Snyder Communications Incorporated(a)..................       400       17,600
     SunGuard Data Systems Incorporated(a)..................     1,150       44,131
     Yahoo! Incorporated(a).................................       475       74,812
                                                                         ----------
                                                                            746,528
                                                                         ----------
  CHEMICALS -- 0.1%
     Solutia Incorporated...................................       250        7,172
                                                                         ----------
  COMMUNICATION SERVICES -- 1.1%
     AirTouch Communications Incorporated(a)................     1,500       87,656
                                                                         ----------
  COMPUTERS & BUSINESS EQUIPMENT -- 6.2%
     Dell Computer Corporation(a)...........................     3,723      345,541
     EMC Corporation(a).....................................     2,500      112,031

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                       SHARES      VALUE
                    --------------------                      --------   ----------
COMMON STOCKS -- (CONTINUED)
  COMPUTERS & BUSINESS EQUIPMENT -- (CONTINUED)
     Lexmark International Group Incorporated(a)............       500   $   30,500
     Storage Technology Corporation(a)......................       400       17,350
                                                                         ----------
                                                                            505,422
                                                                         ----------
  DRUGS & HEALTH CARE -- 12.3%
     Allegiance Corporation.................................       450       23,063
     Arterial Vascular Engineering Incorporated(a)..........       350       12,513
     Boston Scientific Corporation(a).......................       300       21,488
     ESC Medical Systems Limited(a).........................       600       20,250
     Guidant Corporation....................................       250       17,828
     HBO & Company..........................................     8,200      289,050
     Health Management Associates Incorporated(a)...........     1,575       52,664
     McKesson Corporation...................................       550       44,687
     Medicis Pharmaceutical Corporation(a)..................       350       12,775
     MiniMed Incorporated(a)................................       350       18,331
     Mylan Laboratories Incorporated........................     1,100       33,069
     NBTY Incorporated(a)...................................     1,950       35,831
     Omnicare Incorporated..................................     1,450       55,281
     Quintiles Transnational Corporation(a).................       950       46,728
     Rexall Sundown Incorporated(a).........................     1,050       37,012
     Safeskin Corporation(a)................................     1,900       78,137
     STERIS Corporation(a)..................................       500       31,797
     Sybron International Corporation(a)....................       600       15,150
     Total Renal Care Holdings Incorporated(a)..............     1,150       39,675
     Twinlab Corporation(a).................................       400       17,475
     Universal Health Services Incorporated(a)..............       325       18,972
     Warner-Lambert Company.................................       650       45,094
     Watson Pharmaceuticals Incorporated(a).................       600       28,013
                                                                         ----------
                                                                            994,883
                                                                         ----------
  ELECTRICAL EQUIPMENT -- 0.1%
     Kuhlman Corporation....................................       200        7,913
                                                                         ----------
  ELECTRONICS -- 0.9%
     Gemstar Group Limited(a)...............................       200        7,487
     Uniphase Corporation(a)................................       500       31,391
     Vitesse Semiconductor Corporation(a)...................     1,000       30,875
                                                                         ----------
                                                                             69,753
                                                                         ----------
  FINANCIAL SERVICES -- 4.8%
     AmeriCredit Corporation(a).............................       200        7,137
     Associates First Capital Corporation...................       250       19,219
     Capital One Financial Corporation......................       950      117,978
     Federal Home Loan Mortgage Corporation.................       500       23,531
     Finova Group Incorporated..............................     1,150       65,119

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                       SHARES      VALUE
                    --------------------                      --------   ----------
COMMON STOCKS -- (CONTINUED)
  FINANCIAL SERVICES -- (CONTINUED)
     Healthcare Financial Partners Incorporated(a)..........       500   $   30,656
     North Fork Bancorporation Incorporated.................       713       17,412
     Providian Financial Corporation........................     1,050       82,491
     State Street Corporation...............................       400       27,800
                                                                         ----------
                                                                            391,343
                                                                         ----------
  HOUSEHOLD APPLIANCES & HOME FURNISHINGS -- 1.0%
     Interface Incorporated.................................     1,100       22,206
     Maytag Corporation.....................................       750       37,032
     WestPoint Stevens Incorporated(a)......................       650       21,450
                                                                         ----------
                                                                             80,688
                                                                         ----------
  INDUSTRIAL MACHINERY -- 1.7%
     AES Corporation(a).....................................       825       43,364
     Tyco International Limited.............................     1,500       94,500
                                                                         ----------
                                                                            137,864
                                                                         ----------
  INSURANCE -- 2.0%
     Annuity and Life Re (Holdings), Limited(a).............       100        2,213
     CMAC Investment Corporation............................       300       18,450
     Equitable Companies Incorporated.......................       200       14,825
     Everest Reinsurance Holdings Incorporated..............       300       11,531
     Marsh & McLennan Companies Incorporated................       638       38,529
     Mercury General Corporation............................       405       26,097
     Protective Life Corporation............................       400       14,675
     SunAmerica Incorporated................................       500       28,719
     Transatlantic Holdings Incorporated....................        75        5,798
                                                                         ----------
                                                                            160,837
                                                                         ----------
  INVESTMENT COMPANIES -- 0.5%
     Lehman Brothers Holdings Incorporated..................       550       42,659
                                                                         ----------
  LEISURE TIME -- 1.2%
     Bally Total Fitness Holding Corporation(a).............       200        7,200
     Carnival Corporation...................................       700       27,738
     Royal Caribbean Cruises Limited........................       600       47,700
     SFX Entertainment Incorporated.........................       400       18,350
                                                                         ----------
                                                                            100,988
                                                                         ----------
  LIQUOR -- 0.2%
     Canandaigua Wine Company Incorporated(a)...............       325       15,986
                                                                         ----------
  MANUFACTURING -- 0.4%
     Mail Well Holdings Incorporated(a).....................       300        6,506
     Sundstrand Corporation.................................       450       25,763
                                                                         ----------
                                                                             32,269
                                                                         ----------

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                       SHARES      VALUE
                    --------------------                      --------   ----------
COMMON STOCKS -- (CONTINUED)
  OFFICE FURNISHINGS & SUPPLIES -- 0.3%
     Herman Miller Incorporated.............................     1,100   $   26,744
                                                                         ----------
  OIL & GAS -- 0.0%
     Stolt Comex Seaway SA ADR(a)...........................       200        3,500
                                                                         ----------
  PETROLEUM SERVICES -- 2.3%
     Coflexip SA............................................       375       22,922
     Cooper Cameron Corporation(a)..........................       550       28,050
     Global Industries Limited(a)...........................       600       10,125
     Marine Drilling Companies Incorporated(a)..............     1,250       20,000
     National-Oilwell Incorporated(a).......................       600       16,088
     Rowan Companies Incorporated(a)........................       600       11,663
     Stolt Comex Seaway SA..................................       400        7,750
     Varco International Incorporated(a)....................     2,200       43,587
     Veritas DGC Incorporated(a)............................       600       29,962
                                                                         ----------
                                                                            190,147
                                                                         ----------
  POLLUTION CONTROL -- 1.3%
     Allied Waste Industries Incorporated(a)................     1,600       38,400
     American Disposal Services Incorporated(a).............       375       17,578
     Newpark Resources Incorporated(a)......................     1,000       11,125
     Republic Services Incorporated.........................       500       12,000
     USA Waste Services Incorporated(a).....................       600       29,625
                                                                         ----------
                                                                            108,728
                                                                         ----------
  PUBLISHING -- 1.1%
     Meredith Corporation...................................     1,050       49,284
     New York Times Company.................................       500       39,625
                                                                         ----------
                                                                             88,909
                                                                         ----------
  RETAIL GROCERY -- 2.3%
     Fred Myer Incorporated(a)..............................     1,350       57,375
     Safeway Incorporated(a)................................     1,600       65,100
     Whole Foods Market Incorporated(a).....................     1,000       60,500
                                                                         ----------
                                                                            182,975
                                                                         ----------
  RETAIL TRADE -- 13.8%
     Abercrombie & Fitch Company(a).........................       950       41,800
     Barnes & Noble Incorporated(a).........................       700       26,206
     Bed Bath & Beyond Incorporated(a)......................       475       24,611
     Best Buy Company Incorporated(a).......................     2,600       93,925
     Borders Group Incorporated(a)..........................       850       31,450
     Costco Companies Incorporated(a).......................     1,700      107,206
     CVS Corporation........................................     1,000       38,937
     Dayton Hudson Corporation..............................     1,700       82,450
     Dollar General Corporation.............................       400       15,825

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                       SHARES      VALUE
                    --------------------                      --------   ----------
COMMON STOCKS -- (CONTINUED)
  RETAIL TRADE -- (CONTINUED)
     Dollar Tree Stores Incorporated(a).....................       638   $   25,898
     Family Dollar Stores Incorporated......................     2,500       46,250
     Finish Line Incorporated(a)............................       500       14,063
     Gap Incorporated.......................................       775       47,759
     General Nutrition Companies Incorporated(a)............       950       29,569
     Goody's Family Clothing Incorporated(a)................       300       16,463
     Home Depot Incorporated................................       650       53,991
     Just For Feet Incorporated(a)..........................       700       19,950
     K Mart Corporation(a)..................................     1,100       21,175
     Kohl's Corporation(a)..................................     1,150       59,656
     Linens 'N Things Incorporated(a).......................     1,500       45,844
     Pacific Sunwear of California(a).......................       825       28,875
     Proffitt's Incorporated(a).............................     1,250       50,469
     Ross Stores Incorporated...............................       525       22,575
     Stage Stores Incorporated(a)...........................       475       21,494
     Staples Incorporated(a)................................     1,900       54,981
     TJX Companies Incorporated.............................     3,000       72,375
     Williams-Sonoma Incorporated(a)........................       900       28,631
                                                                         ----------
                                                                          1,122,428
                                                                         ----------
  SAVINGS & LOAN -- 0.2%
     Dime Bancorp Incorporated..............................       625       18,711
                                                                         ----------
  SOFTWARE -- 11.1%
     Aspect Development Incorporated(a).....................       200       15,125
     Aspen Technology Incorporated(a).......................       300       15,150
     BMC Software Incorporated(a)...........................     3,000      155,812
     CBT Group PLC ADR(a)...................................     1,700       90,950
     Ciber Incorporated(a)..................................     1,100       41,800
     Citrix Systems Incorporated(a).........................       750       51,281
     Compuware Corporation(a)...............................     3,750      191,719
     Engineering Animation Incorporated(a)..................       212       12,932
     JDA Software Group Incorporated(a).....................       200        8,750
     Legato Systems Incorporated(a).........................     1,500       58,500
     Lernout & Hauspie Speech Products(a)...................       800       47,750
     Mercury Interactive Corporation(a).....................       250       11,156
     Peoplesoft Incorporated(a).............................       900       42,300
     Siebel Systems Incorporated(a).........................       900       29,025
     Sterling Software Incorporated(a)......................       800       23,650

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST
             VAN KAMPEN AMERICAN CAPITAL EMERGING GROWTH PORTFOLIO

                     SCHEDULE OF INVESTMENTS -- (CONTINUED)
                                 JUNE 30, 1998
                                  (UNAUDITED)

                    SECURITY DESCRIPTION                       SHARES      VALUE
                    --------------------                      --------   ----------
COMMON STOCKS -- (CONTINUED)
  SOFTWARE -- (CONTINUED)
     Synopsys Incorporated(a)...............................       500   $   22,875
     Veritas Software Company(a)............................     1,050       43,444
     Visio Corporation(a)...................................       750       35,813
                                                                         ----------
                                                                            898,032
                                                                         ----------
  STEEL -- 0.2%
     Mueller Industries Incorporated(a).....................       350       12,994
                                                                         ----------
  TELECOMMUNICATIONS -- 4.2%
     Advanced Fibre Communications(a).......................       900       36,056
     Cisco Systems Incorporated(a)..........................       575       52,936
     General Instrument Corporation e(a)....................       500       13,594
     IDT Corporation(a).....................................       300        9,019
     Lucent Technologies Incorporated.......................     1,600      133,100
     STAR Telecommunications Incorporated...................       350        7,831
     Tekelec(a).............................................       475       21,256
     Tellabs Incorporated(a)................................       650       46,556
     Xylan Corporation(a)...................................       800       23,850
                                                                         ----------
                                                                            344,198
                                                                         ----------
TOTAL COMMON STOCKS -- (Cost $5,639,590)....................              7,701,572
                                                                         ----------

                                                              PRINCIPAL
                                                                AMOUNT
                                                              ----------
REPURCHASE AGREEMENT -- 5.0%
(Cost $402,000)
     State Street Bank and Trust Company, 5.00% dated
      6/30/98, to be repurchased at $402,056 on 7/1/98,
      collateralized by $405,000 par value U.S. Treasury
      Bond, 6.25% due 6/30/2002, with a value at $414,239...  $  402,000   $  402,000
                                                                           ----------
TOTAL INVESTMENTS -- (COST $6,041,590*) -- 99.9%............                8,103,572
                                                                           ----------
OTHER ASSETS LESS LIABILITIES -- 0.1%.......................                    8,665
                                                                           ----------
NET ASSETS -- 100.0%........................................               $8,112,237
                                                                           ==========

---------------

(a) Non-income producing security
ADR -- American Depository Receipt

 * Aggregate cost for Federal tax purposes. Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value were $2,121,938 and $59,956, respectively, resulting in net unrealized appreciation of $2,061,982.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                               CREDIT                                     SALOMON
                                               SUISSE         CREDIT                      BROTHERS
                                               GROWTH         SUISSE                        U.S.
                                                 AND       INTERNATIONAL                 GOVERNMENT
                                               INCOME         EQUITY       ELITEVALUE    SECURITIES
                                             -----------   -------------   -----------   ----------
ASSETS
Investments in securities, at value........  $10,526,363    $5,275,895     $15,113,033   $5,344,763
Repurchase agreements, at value............    2,244,000       249,000               0    2,158,000
                                             -----------    ----------     -----------   ----------
Total Investment(a) (Note 1)...............   12,770,363   5,524,895..      15,113,033    7,502,763
Cash, including foreign currency, at
  value....................................           56        95,694          11,080           44
Receivable for securities sold.............      443,233        10,266              --           --
Receivable for currency sold...............           --            28              --           --
Receivable for forward contracts (Note
  5).......................................           --         6,055              --           --
Interest receivable........................       38,127            14            (543)      39,791
Dividends receivable.......................        4,427        17,052           5,437           --
Receivable for fund shares sold............       29,014           336         163,224           --
Receivable due from adviser (Note 2).......       13,537         6,767           8,220        8,645
Prepaid insurance..........................        6,009         6,009           6,009        6,009
                                             -----------    ----------     -----------   ----------
          TOTAL ASSETS.....................   13,304,766     5,667,116      15,306,460    7,557,252

LIABILITIES
Payable for securities purchased...........    1,937,725        49,250              --    2,391,095
Payable for fund shares repurchased........        9,686         3,548          16,078        3,489
Payable for forward contracts (Note 5).....           --         1,873              --           --
Trustees fees payable......................          593           593             593          594
Accounts payable and accrued expenses......       40,489        38,271          37,295       28,824
                                             -----------    ----------     -----------   ----------
          TOTAL LIABILITIES................    1,988,493        93,535          53,966    2,424,002
                                             -----------    ----------     -----------   ----------
          NET ASSETS.......................  $11,316,273    $5,573,581     $15,252,494   $5,133,250
                                             ===========    ==========     ===========   ==========
NET ASSETS CONSIST OF:
  Par value (Note 4).......................  $     8,144    $    5,088     $     9,604   $    5,067
  Paid-in capital (Note 4).................    9,736,858   5,465,118..      13,272,386    5,085,166
  Accumulated net realized gain (loss) on
     investments, futures, and foreign
     currency translations.................      152,387        30,979         398,538        6,142
  Net unrealized appreciation
     (depreciation) of:
     Investments...........................    1,418,884        68,592       1,571,966       36,875
     Foreign currency......................           --         3,804              --           --
                                             -----------    ----------     -----------   ----------
          NET ASSETS.......................  $11,316,273    $5,573,581     $15,252,494   $5,133,250
                                             ===========    ==========     ===========   ==========
  Shares outstanding at end of period......      814,354       508,774         960,394      506,678
  Net asset value per share................  $     13.90    $    10.95     $     15.88   $    10.13
  (a) Investments in securities and
     repurchase agreements, at cost........  $11,351,479    $5,456,303     $13,541,067   $7,465,888

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                      STATEMENTS OF ASSETS AND LIABILITIES
                                 JUNE 30, 1998
                                  (UNAUDITED)

                                                             STATE        STATE
                                                            STREET        STREET     VAN KAMPEN
                                                            GLOBAL        GLOBAL      AMERICAN
                                                           ADVISORS      ADVISORS     CAPITAL
                                                            GROWTH        MONEY       EMERGING
                                                            EQUITY        MARKET       GROWTH
                                                          -----------   ----------   ----------
ASSETS
Investments in securities, at value.....................  $10,937,082   $4,067,353   $7,701,572
Repurchase agreements, at value.........................           --      138,000      402,000
                                                          -----------   ----------   ----------
Total Investment(a) (Note 1)............................   10,937,082    4,205,353    8,103,572
Cash, including foreign currency, at value..............       23,506          116          190
Receivable for securities sold..........................        7,530           --       59,385
Interest receivable.....................................           --       34,417           56
Dividends receivable....................................       10,276           --        1,859
Receivable for fund shares sold.........................       14,529       44,638       18,214
Receivable due from adviser (Note 2)....................       19,270        8,532       10,843
Prepaid insurance.......................................        6,009        6,009        6,009
                                                          -----------   ----------   ----------
          TOTAL ASSETS..................................   11,018,202    4,299,065    8,200,128

LIABILITIES
Payable for securities purchased........................       56,310           --       38,050
Payable for fund shares repurchased.....................        8,443      208,630        8,526
Trustees fees payable...................................          593          593        1,677
Accounts payable and accrued expenses...................       37,718       29,363       39,638
                                                          -----------   ----------   ----------
          TOTAL LIABILITIES.............................      103,064      238,586       87,891
                                                          -----------   ----------   ----------
          NET ASSETS....................................  $10,915,138   $4,060,479   $8,112,237
                                                          ===========   ==========   ==========
NET ASSETS CONSIST OF:
  Par value (Note 4)....................................  $     6,729   $   40,605   $    4,794
  Paid-in capital (Note 4)..............................    8,623,225    4,019,874    6,082,958
  Undistributed (distributions in excess of) net
     investment income..................................            4           --       (3,694)
  Accumulated net realized gain (loss) on investments
     and foreign currency translations..................      646,211           --      (33,803)
  Net unrealized appreciation (depreciation) of:
     Investments........................................    1,638,969           --    2,061,982
                                                          -----------   ----------   ----------
          NET ASSETS....................................  $10,915,138   $4,060,479   $8,112,237
                                                          ===========   ==========   ==========
  Shares outstanding at end of period...................      672,897    4,060,479      479,394
  Net asset value per share.............................  $     16.22   $     1.00   $    16.92
  (a) Investments in securities and repurchase
     agreements, at cost................................  $ 9,298,114   $4,205,353   $6,041,589

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)

                                                  CREDIT                                  SALOMON
                                                  SUISSE       CREDIT                     BROTHERS
                                                  GROWTH       SUISSE                       U.S.
                                                   AND      INTERNATIONAL                GOVERNMENT
                                                  INCOME       EQUITY       ELITEVALUE   SECURITIES
                                                 --------   -------------   ----------   ----------
INVESTMENT INCOME
  Interest income..............................  $117,243     $  5,454      $   75,277    $146,625
  Dividend income**............................    21,365       43,930          90,396          --
                                                 --------     --------      ----------    --------
          TOTAL INVESTMENT INCOME..............   138,608       49,384         165,673     146,625
EXPENSES
  Investment advisory fees (Note 2)............    11,466        6,118          15,250       5,707
  Investment sub-advisory fees (Note 2)........    22,932       15,909          24,400       5,136
  Sub-administration fees......................    26,715       26,715          26,715      26,716
  Audit fees...................................     6,289        6,565           6,829       5,461
  Custodian fees and expenses..................    28,469       30,984          13,708      13,829
  Trustee's fees (Note 2)......................     3,748        3,748           3,748       3,748
  Transfer agent fees..........................     2,012        2,007           2,492       2,045
  Insurance expense............................     1,013        1,013           1,013       1,013
  Registration and filing fees.................        --           --              --          11
  Printing expenses............................       178          178             178         178
  Miscellaneous expenses.......................        57           57              76         119
                                                 --------     --------      ----------    --------
          Total operating expenses before
            waivers and reimbursements.........   102,879       93,294          94,409      63,963
  Fees waived and expenses reimbursed (Note
     2)........................................   (69,970)     (72,172)        (56,669)    (53,965)
                                                 --------     --------      ----------    --------
          NET EXPENSES.........................    32,909       21,122          37,740       9,998
                                                 --------     --------      ----------    --------
          NET INVESTMENT INCOME................   105,699       28,262         127,933     136,627
                                                 --------     --------      ----------    --------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM
  INVESTMENTS AND FOREIGN CURRENCY
  Net realized gain (loss) on:
     Investments and futures contracts.........   108,488        1,819         410,626      22,813
     Foreign currency transactions.............        --       43,283              --          --
  Net change in unrealized appreciation
     (depreciation) of:
     Investments...............................   672,237      208,808         641,141        (249)
     Foreign currency..........................        --       (6,555)             --          --
                                                 --------     --------      ----------    --------
  NET REALIZED AND UNREALIZED
          GAIN (LOSS)..........................   780,725      247,355       1,051,767      22,564
                                                 --------     --------      ----------    --------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS...................................  $886,424     $275,617      $1,179,700    $159,191
                                                 ========     ========      ==========    ========
  ** Net of foreign withholding taxes of.......  $     62     $  8,834      $       --    $     --
                                                 ========     ========      ==========    ========

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                            STATEMENTS OF OPERATIONS
                     FOR THE SIX MONTHS ENDED JUNE 30, 1998
                                  (UNAUDITED)

                                                              STATE       STATE
                                                              STREET      STREET    VAN KAMPEN
                                                              GLOBAL      GLOBAL     AMERICAN
                                                             ADVISORS    ADVISORS    CAPITAL
                                                              GROWTH      MONEY      EMERGING
                                                              EQUITY      MARKET      GROWTH
                                                            ----------   --------   ----------
INVESTMENT INCOME
  Interest income.........................................  $    2,455   $158,246   $   12,838
  Dividend income.........................................      70,204         --        7,524
                                                            ----------   --------   ----------
          TOTAL INVESTMENT INCOME.........................      72,659    158,246       20,362
EXPENSES
  Investment advisory fees (Note 2).......................      11,279      6,838        8,361
  Investment sub-advisory fees (Note 2)...................      16,241      5,470       16,722
  Sub-administration fees.................................      26,716     26,715       26,716
  Audit fees..............................................       6,828      5,259        6,038
  Custodian fees and expenses.............................      30,025     15,488       32,142
  Trustee's fees (Note 2).................................       3,748      3,748        4,832
  Transfer agent fees.....................................       1,982      1,970        1,951
  Insurance expense.......................................       1,013      1,013        1,013
  Registration and filing fees............................          --         --           11
  Printing expenses.......................................         178        178          178
  Miscellaneous expenses..................................          --         57           65
                                                            ----------   --------   ----------
          Total operating expenses before waivers and
            reimbursements................................      98,010     66,736       98,029
     Fees waived and expenses reimbursed (Note 2).........     (72,026)   (55,606)     (74,156)
                                                            ----------   --------   ----------
          NET EXPENSES....................................      25,984     11,130       23,873
                                                            ----------   --------   ----------
          NET INVESTMENT INCOME...........................      46,675    147,116       (3,511)
                                                            ----------   --------   ----------
NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
  AND FOREIGN CURRENCY
  Net realized gain (loss) on:
     Investments..........................................     660,609         --      128,773
  Net change in unrealized appreciation (depreciation) of:
     Investments..........................................     553,205         --    1,212,866
                                                            ----------   --------   ----------
  NET REALIZED AND UNREALIZED GAIN (LOSS).................   1,213,814         --    1,341,639
                                                            ----------   --------   ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS......  $1,260,489   $147,116   $1,338,128
                                                            ==========   ========   ==========

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                             CREDIT SUISSE                CREDIT SUISSE
                                           GROWTH AND INCOME           INTERNATIONAL EQUITY              ELITEVALUE
                                       --------------------------   --------------------------   --------------------------
                                       SIX MONTHS                   SIX MONTHS                   SIX MONTHS
                                          ENDED       YEAR ENDED       ENDED       YEAR ENDED       ENDED       YEAR ENDED
                                        JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                          1998           1997          1998           1997          1998           1997
                                       -----------   ------------   -----------   ------------   -----------   ------------
                                       (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
  From operations:
    Net investment income............  $  105,699     $  140,680    $   28,262     $   25,979    $  127,933     $   86,775
    Net realized gain (loss) on:
      Investments and futures........     108,488        295,529         1,819        258,493       410,626        201,702
      Foreign currency
        transactions.................          --             --        43,283         (7,339)           --             --
    Net change in unrealized
      appreciation (depreciation) of:
      Investments and futures........     672,237        522,340       208,808       (239,805)      641,141        621,441
      Foreign currency...............          --             --        (6,555)       (11,172)           --             --
                                       -----------    ----------    ----------     ----------    -----------    ----------
        Net increase in net assets
          resulting from
          operations.................     886,424        958,549       275,617         26,156     1,179,700        909,918
  Distributions to shareholders (Note
    1):
    From net investment income.......    (108,396)      (139,024)      (16,424)       (44,337)     (127,947)       (86,761)
    In excess of net investment
      income.........................          --             --            --        (81,524)           --             --
    From net realized gains..........          --       (237,747)           --       (174,639)           --       (213,790)
  Fund share transactions (Note 4)...   3,150,277      3,661,091     1,004,171      1,857,579     4,730,120      6,554,216
                                       -----------    ----------    ----------     ----------    -----------    ----------
        Total increase in net
          assets.....................   3,928,305      4,242,869     1,263,364      1,583,235     5,781,873      7,163,583
NET ASSETS:
  Beginning of period................   7,387,968      3,145,099     4,310,217      2,726,982     9,470,621      2,307,038
                                       -----------    ----------    ----------     ----------    -----------    ----------
  End of period(a)...................  $11,316,273    $7,387,968    $5,573,581     $4,310,217    $15,252,494    $9,470,621
                                       ===========    ==========    ==========     ==========    ===========    ==========
  (a) Including undistributed
    (overdistributed) net investment
    income...........................  $       --     $    2,697    $       --     $  (11,838)   $       --     $       14
                                       ===========    ==========    ==========     ==========    ===========    ==========

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                          SALOMON BROTHERS U.S.         STATE STREET GLOBAL          STATE STREET GLOBAL
                                          GOVERNMENT SECURITIES        ADVISORS GROWTH EQUITY       ADVISORS MONEY MARKET
                                        --------------------------   --------------------------   --------------------------
                                            SIX                          SIX                          SIX
                                          MONTHS          YEAR         MONTHS          YEAR         MONTHS          YEAR
                                           ENDED         ENDED          ENDED         ENDED          ENDED         ENDED
                                         JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,     DECEMBER 31,
                                           1998           1997          1998           1997          1998           1997
                                        -----------   ------------   -----------   ------------   -----------   ------------
                                        (UNAUDITED)                  (UNAUDITED)                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
  From operations:
    Net investment income.............  $  136,627     $  159,857    $    46,675    $   69,786    $   147,116    $  159,789
    Net realized gain (loss) on:
      Investments.....................      22,813         23,149        660,609       622,295             --            --
    Net change in unrealized
      appreciation (depreciation) of
      investments.....................        (249)        38,894        553,205       676,633             --            --
                                        ----------     ----------    -----------    ----------    -----------    ----------
        Net increase in net assets
          resulting from operations...     159,191        221,900      1,260,489     1,368,714        147,116       159,789
  Distributions to shareholders (Note
    1):
    From net investment income........    (136,766)      (160,062)       (46,671)      (69,791)      (147,116)     (159,789)
    From net realized gains...........          --             --             --      (636,692)            --            --
  Fund share transactions (Note 4)....   1,124,927      1,577,343      2,374,214     3,244,409     (1,039,785)    3,809,240
                                        ----------     ----------    -----------    ----------    -----------    ----------
        Total increase in net
          assets......................   1,147,352      1,639,181      3,588,032     3,906,640     (1,039,785)    3,809,240
NET ASSETS:
  Beginning of period.................   3,985,898      2,346,717      7,327,106     3,420,466      5,100,264     1,291,024
                                        ----------     ----------    -----------    ----------    -----------    ----------
  End of period(a)....................  $5,133,250     $3,985,898    $10,915,138    $7,327,106    $ 4,060,479    $5,100,264
                                        ==========     ==========    ===========    ==========    ===========    ==========
  (a) Including undistributed
    (overdistributed) net investment
    income............................  $       --     $      139    $        --    $       --    $        --    $       --
                                        ==========     ==========    ===========    ==========    ===========    ==========

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                  VAN KAMPEN AMERICAN
                                                                CAPITAL EMERGING GROWTH
                                                              ---------------------------
                                                              SIX MONTHS         YEAR
                                                                 ENDED          ENDED
                                                               JUNE 30,      DECEMBER 31,
                                                                 1998            1997
                                                              -----------    ------------
                                                              (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
  From operations:
     Net investment income..................................  $   (3,511)     $    8,180
     Net realized gain (loss) on:
       Investments and futures..............................     128,773        (102,237)
     Net change in unrealized appreciation (depreciation)
      of:
       Investments and futures..............................   1,212,866         704,593
                                                              ----------      ----------
       Net increase in net assets resulting from
        operations..........................................   1,338,128         610,536
          Distributions to shareholders (Note 1):
     From net investment income.............................        (481)         (7,882)
     From net realized gains................................          --              --
  Fund share transactions (Note 4)..........................   1,276,056       3,014,043
                                                              ----------      ----------
          Total increase in net assets......................   2,613,703       3,616,697
NET ASSETS:
  Beginning of period.......................................   5,498,534       1,881,837
                                                              ----------      ----------
  End of period(a)..........................................  $8,112,237      $5,498,534
                                                              ==========      ==========
  (a) Including undistributed (overdistributed) net
     investment income......................................  $   (3,694)     $      298
                                                              ==========      ==========

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                       CREDIT SUISSE GROWTH AND INCOME
                                       ----------------------------------------------------------------
                                        SIX MONTHS           YEAR             YEAR            PERIOD
                                           ENDED            ENDED            ENDED            ENDED
                                         JUNE 30,        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                           1998              1997             1996            1995*
                                       -------------     ------------     ------------     ------------
                                        (UNAUDITED)
NET ASSET VALUE
Net asset value, beginning of
  period.............................     $ 12.72           $11.04           $10.46           $10.00
                                          -------           ------           ------           ------
INVESTMENT OPERATIONS
Net investment income(1).............        0.14             0.33             0.47             0.14
Net realized and unrealized gain
  (loss).............................        1.19             2.11             0.96             0.51
                                          -------           ------           ------           ------
Total from investment operations.....        1.33             2.44             1.43             0.65
                                          -------           ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................       (0.15)           (0.33)           (0.47)           (0.14)
Net realized gains...................          --            (0.43)           (0.38)              --
In excess of net realized gains......          --               --               --            (0.05)
                                          -------           ------           ------           ------
Total distributions to
  shareholders.......................       (0.15)           (0.76)           (0.85)           (0.19)
                                          -------           ------           ------           ------
Net asset value, end of period.......     $ 13.90           $12.72           $11.04           $10.46
                                          =======           ======           ======           ======
TOTAL RETURN.........................       10.37%(2)        22.33%           13.82%            6.57%(2)
RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets(3)....        0.72%(4)         0.62%            0.49%            0.12%(4)
Net investment income to average net
  assets.............................        3.02%            2.87%            4.65%            6.99%
Portfolio turnover rate..............          71%             191%             217%              75%
Net assets, end of period (000's)....     $11,316           $7,388           $3,145           $2,136

---------------

 * The Credit Suisse Growth and Income Portfolio commenced operations on October 20, 1995.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997, December 31, 1996, and December 31, 1995, net investment income (loss) per share would have been $0.06, $0.10, $0.00 and $(0.06) for the Credit Suisse Growth and Income Portfolio, respectively.

(2) Total return represents aggregate total return for the period indicated and is not annualized.

(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997, December 31, 1996, and December 31, 1995, the ratio of operating expenses to average net assets would have been 2.24%, 3.26%, 5.15% and 9.95% for the Credit Suisse Growth and Income Portfolio, respectively.

(4) Annualized.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                         CREDIT SUISSE INTERNATIONAL EQUITY
                                             ----------------------------------------------------------
                                              SIX MONTHS         YEAR           YEAR          PERIOD
                                                 ENDED          ENDED          ENDED          ENDED
                                               JUNE 30,      DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 1998            1997           1996          1995*
                                             -------------   ------------   ------------   ------------
                                              (UNAUDITED)
NET ASSET VALUE
Net asset value, beginning of period.......     $10.35          $10.67         $10.33         $10.00
                                                ------          ------         ------         ------
INVESTMENT OPERATIONS
Net investment income(1)...................       0.06            0.08           0.15           0.06
Net realized and unrealized gain (loss)....       0.57            0.37           1.56           0.33
                                                ------          ------         ------         ------
Total from investment operations...........       0.63            0.45           1.71           0.39
                                                ------          ------         ------         ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income......................      (0.03)          (0.12)         (0.15)         (0.06)
In excess of net investment income.........         --           (0.20)            --             --
Net realized gains.........................         --           (0.45)         (0.24)            --
In excess of net realized gains............         --              --          (0.98)            --
                                                ------          ------         ------         ------
Total distributions to shareholders........      (0.03)          (0.77)         (1.37)         (0.06)
                                                ------          ------         ------         ------
Net asset value, end of period.............     $10.95          $10.35         $10.67         $10.33
                                                ======          ======         ======         ======
TOTAL RETURN...............................       6.19%(2)        4.30%         16.50%          3.93%(2)
RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets(3)..........       0.86%(4)        0.77%          0.60%          0.12%(4)
Net investment income to average net
  assets...................................       2.02%           0.71%          1.09%          2.89%
Portfolio turnover rate....................          4%              6%            79%             2%
Net assets, end of period (000's)..........     $5,574          $4,310         $2,727         $2,083

---------------

 * The Credit Suisse International Equity Portfolio commenced operations on October 20, 1995.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997, December 31, 1996, and December 31, 1995, net investment income (loss) per share would have been $(0.08), $(0.29), $(1.25) and $(0.18) for the Credit Suisse International Equity Portfolio, respectively.

(2) Total return represents aggregate total return for the period indicated and is not annualized.

(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997, December 31, 1996, and December 31, 1995, the ratio of operating expenses to average net assets would have been 3.81%, 5.06%, 6.41% and 11.83% for the Credit Suisse International Equity Portfolio, respectively.

(4) Annualized.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                         ELITEVALUE
                                                         -------------------------------------------
                                                         SIX MONTHS         YEAR           PERIOD
                                                            ENDED          ENDED           ENDED
                                                          JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                            1998            1997           1996*
                                                         -----------    ------------    ------------
                                                         (UNAUDITED)
NET ASSET VALUE
Net asset value, beginning of period...................    $ 14.38         $12.32          $10.00
                                                           -------         ------          ------
INVESTMENT OPERATIONS
Net investment income(1)...............................       0.15           0.19            0.18
Net realized and unrealized gain (loss)................       1.50           2.39            2.48
                                                           -------         ------          ------
Total from investment operations.......................       1.65           2.58            2.66
                                                           -------         ------          ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................      (0.15)         (0.19)          (0.18)
Net realized gains.....................................         --          (0.33)          (0.16)
                                                           -------         ------          ------
Total distributions to shareholders....................      (0.15)         (0.52)          (0.34)
                                                           -------         ------          ------
Net asset value, end of period.........................    $ 15.88         $14.38          $12.32
                                                           =======         ======          ======
TOTAL RETURN...........................................      11.50%(2)      21.08%          26.70%(2)
RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets(3)......................       0.62%(4)       0.52%           0.36%(4)
Net investment income to average net assets............       2.72%          1.58%           1.74%
Portfolio turnover rate................................         21%            29%             21%
Net assets, end of period(000's).......................    $15,252         $9,471          $2,307

---------------

 *  The EliteValue Portfolio commenced operations on January 2, 1996.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997 and December 31, 1996, net investment income (loss) per share would have been $0.09, $0.00 and $(0.54) for the EliteValue Portfolio, respectively.

(2) Total return represents aggregate total return for the period indicated and is not annualized.

(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997 and December 31, 1996, the ratio of operating expenses to average net assets would have been 1.55%, 2.76% and 7.45% for the EliteValue Portfolio, respectively.

(4) Annualized.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                           SALOMON BROTHERS U.S. GOVERNMENT SECURITIES
                                                           -------------------------------------------
                                                           SIX MONTHS        YEAR           PERIOD
                                                              ENDED          ENDED           ENDED
                                                            JUNE 30,     DECEMBER 31,    DECEMBER 31,
                                                              1998           1997            1996*
                                                           -----------   -------------   -------------
                                                           (UNAUDITED)
NET ASSET VALUE
Net asset value, beginning of period.....................    $10.07         $ 9.79          $10.00
                                                             ------         ------          ------
INVESTMENT OPERATIONS
Net investment income(1).................................      0.29           0.57            0.53
Net realized and unrealized gain (loss)..................      0.06           0.28           (0.21)
                                                             ------         ------          ------
Total from investment operations.........................      0.35           0.85            0.32
                                                             ------         ------          ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income....................................     (0.29)         (0.57)          (0.53)
                                                             ------         ------          ------
Total distributions to shareholders......................     (0.29)         (0.57)          (0.53)
                                                             ------         ------          ------
Net asset value, end of period...........................    $10.13         $10.07          $ 9.79
                                                             ======         ======          ======
TOTAL RETURN.............................................      3.53%(2)       8.89%           3.40%(2)
RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets(3)........................      0.44%(4)       0.35%           0.22%(4)
Net investment income to average net assets..............      6.42%          6.25%           5.91%
Portfolio turnover rate..................................        11%           615%            297%
Net assets, end of period (000's)........................    $5,133         $3,986          $2,347

---------------

 * The Salomon Brothers U.S. Government Securities Portfolio commenced operations on February 6, 1996.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997, and December 31, 1996, net investment income (loss) per share would have been $0.18, $0.28 and $0.10 for the Salomon Brothers U.S. Government Securities Portfolio, respectively.

(2) Total return represents aggregate total return for the period indicated and is not annualized.

(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997, and December 31, 1996, the ratio of operating expenses to average net assets would have been 2.80%, 4.84% and 5.26% for the Salomon Brothers U.S. Government Securities Portfolio, respectively.

(4) Annualized.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                  STATE STREET GLOBAL ADVISORS GROWTH EQUITY
                                       ----------------------------------------------------------------
                                        SIX MONTHS           YEAR             YEAR            PERIOD
                                           ENDED            ENDED            ENDED            ENDED
                                         JUNE 30,        DECEMBER 31,     DECEMBER 31,     DECEMBER 31,
                                           1998              1997             1996            1995*
                                       -------------     ------------     ------------     ------------
                                        (UNAUDITED)
NET ASSET VALUE
Net asset value, beginning of
  period.............................     $ 14.07           $11.85           $10.31           $10.00
                                          -------           ------           ------           ------
INVESTMENT OPERATIONS
Net investment income(1).............        0.07             0.17             0.20             0.05
Net realized and unrealized gain
  (loss).............................        2.15             3.56             1.99             0.31
                                          -------           ------           ------           ------
Total from investment operations.....        2.22             3.73             2.19             0.36
                                          -------           ------           ------           ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income................       (0.07)           (0.17)           (0.20)           (0.05)
Net realized gains...................          --            (1.34)           (0.45)              --
                                          -------           ------           ------           ------
Total distributions to
  shareholders.......................       (0.07)           (1.51)           (0.65)           (0.05)
                                          -------           ------           ------           ------
Net asset value, end of period.......     $ 16.22           $14.07           $11.85           $10.31
                                          =======           ======           ======           ======
TOTAL RETURN.........................       15.83%(2)        31.67%           21.36%            3.57%(2)
RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets(3)....        0.58%(4)         0.48%            0.39%            0.12%(4)
Net investment income to average net
  assets.............................        1.03%            1.34%            1.80%            2.46%
Portfolio turnover rate..............          73%             111%              89%               9%
Net assets, end of period (000's)....     $10,915           $7,327           $3,420           $2,073

---------------

 * The State Street Global Advisors Growth Equity Portfolio commenced operations on October 20, 1995.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997, December 31,1996 and December 31, 1995, the net investment income (loss) per share would have been $(0.03), $(0.11), $(0.29) and $(0.15) for the State Street Global Advisor Growth Equity Portfolio, respectively.

(2) Total return represents aggregate total return for the period indicated and is not annualized.

(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997, December 31, 1996 and December 31, 1995, the ratio of operating expenses to average net assets would have been 2.17%, 3.29%, 4.83% and 9.94% for the State Street Global Advisor Growth Equity Portfolio, respectively.

(4) Annualized.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                     STATE STREET GLOBAL ADVISORS MONEY MARKET
                                              --------------------------------------------------------
                                              SIX MONTHS        YEAR           YEAR          PERIOD
                                                 ENDED         ENDED          ENDED          ENDED
                                               JUNE 30,     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                                 1998           1997           1996          1995*
                                              -----------   ------------   ------------   ------------
                                              (UNAUDITED)
NET ASSET VALUE
Net asset value, beginning of period........    $ 1.00         $ 1.00         $ 1.00         $1.00
                                                ------         ------         ------         -----
INVESTMENT OPERATIONS
Net investment income(1)....................      0.03           0.05           0.05          0.01
                                                ------         ------         ------         -----
Total from investment operations............      0.03           0.05           0.05          0.01
                                                ------         ------         ------         -----
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income.......................     (0.03)         (0.05)         (0.05)        (0.01)
                                                ------         ------         ------         -----
Total distributions to shareholders.........     (0.03)         (0.05)         (0.05)        (0.01)
                                                ------         ------         ------         -----
Net asset value, end of period..............    $ 1.00         $ 1.00         $ 1.00         $1.00
                                                ======         ======         ======         =====
TOTAL RETURN................................      2.68%(2)       5.50%          5.19%         1.17%(2)
RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets(3)...........      0.41%(4)       0.32%          0.29%         0.12%(4)
Net investment income to average net
  assets....................................      5.38%          5.41%          5.23%         5.25%
Net assets, end of period (000's)...........    $4,060         $5,100         $1,291         $ 126

---------------

 * The State Street Global Advisors Money Market Portfolio commenced operations on October 10, 1995.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997, December 31, 1996, and December 31, 1995, net investment income (loss) per share would have been $0.01, $0.03, $(0.08) and $(0.35) for the State Street Global Advisors Money Market Portfolio, respectively.

(2) Total return represents aggregate total return for the period indicated and is not annualized.

(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997, December 31, 1996, and December 31, 1995, the ratio of operating expenses to average net assets would have been 2.44%, 4.17%, 14.15% and 161.83% for the State Street Global Advisors Money Market Portfolio, respectively.

(4) Annualized.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                              FINANCIAL HIGHLIGHTS
                 FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                     VAN KAMPEN AMERICAN
                                                                   CAPITAL EMERGING GROWTH
                                                         -------------------------------------------
                                                         SIX MONTHS         YEAR           PERIOD
                                                            ENDED          ENDED           ENDED
                                                          JUNE 30,      DECEMBER 31,    DECEMBER 31,
                                                            1998            1997           1996*
                                                         -----------    ------------    ------------
                                                         (UNAUDITED)
NET ASSET VALUE
Net asset value, beginning of period...................    $13.87          $11.54          $10.00
                                                           ------          ------          ------
INVESTMENT OPERATIONS
Net investment income(1)...............................     (0.01)           0.03            0.05
Net realized and unrealized gain (loss)................      3.06            2.33            1.86
                                                           ------          ------          ------
Total from investment operations.......................      3.05            2.36            1.91
                                                           ------          ------          ------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income..................................        --           (0.03)          (0.05)
Net realized gains.....................................        --              --           (0.32)
                                                           ------          ------          ------
Total distributions to shareholders....................        --           (0.03)          (0.37)
                                                           ------          ------          ------
Net asset value, end of period.........................    $16.92          $13.87          $11.54
                                                           ======          ======          ======
TOTAL RETURN...........................................     22.05%(2)       20.45%          19.06%(2)
RATIOS AND SUPPLEMENTAL DATA
Expenses to average net assets(3)......................      0.71%(4)        0.62%           0.46%(4)
Net investment income to average net assets............      0.61%           0.23%           0.40%
Portfolio turnover rate................................        57%            107%            154%
Net assets, end of period (000's)......................    $8,112          $5,499          $1,882

---------------

 * The Van Kampen American Capital Emerging Growth Portfolio commenced operations on January 2, 1996.

(1) Net investment income is after waiver of fees and reimbursement of certain expenses by the Investment Adviser, the Sub-administrator and American General Annuity Insurance Company, an affiliate of the Adviser (see Note 2 to the financial statements). If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997 and December 31, 1996, net investment income (loss) per share would have been $(0.16), $(0.42) and $(1.29) for the Van Kampen American Capital Emerging Growth Portfolio, respectively.

(2) Total return represents aggregate total return for the period indicated and is not annualized.

(3) If the Investment Adviser and the Sub-administrator had not waived fees and American General Annuity Insurance Company had not reimbursed expenses for the periods ended June 30, 1998, December 31, 1997 and December 31, 1996, the ratio of operating expenses to average net assets would have been 2.93%, 5.65% and 11.22% for the Van Kampen American Capital Emerging Growth Portfolio, respectively.

(4) Annualized.

    The accompanying notes are an integral part of the financial statements

                                AGA SERIES TRUST

                         NOTES TO FINANCIAL STATEMENTS
                                 JUNE 30, 1998
                                  (UNAUDITED)

     AGA Series Trust, formerly WNL Series Trust, (the "Trust") is an open-end, diversified series management investment company established as a Massachusetts business trust under a Declaration of Trust dated December 12, 1994, as amended April 19, 1995 and May 1, 1998. The Trust currently offers shares of beneficial interest in seven series (the "Portfolios"), each of which has a different investment objective and represents the entire interest in a separate portfolio of investments. The Portfolios are: Credit Suisse Growth and Income Portfolio, formerly BEA Growth and Income Portfolio, (the "Growth and Income Portfolio"), Credit Suisse International Equity Portfolio (the "International Equity Portfolio"), EliteValue Portfolio, formerly EliteValue Asset Allocation Portfolio, (the "EliteValue Portfolio"), Salomon Brothers U.S. Government Securities Portfolio (the "U.S. Government Securities Portfolio"), State Street Global Advisors Growth Equity Portfolio, formerly Global Advisors Growth Equity Portfolio, (the "Growth Equity Portfolio"), State Street Global Advisors Money Market Portfolio, formerly Global Advisors Money Market Portfolio, (the "Money Market Portfolio"), and Van Kampen American Capital Emerging Growth Portfolio (the "Emerging Growth Portfolio"). The Portfolios are currently available to the public only through variable annuity contracts ("VA Contracts") issued by American General Annuity Insurance Company, formerly Western National Life Insurance Company, (the "Life Company"), a wholly-owned subsidiary of American General Corporation.

1. SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements in accordance with generally accepted accounting principles.

     (a) Valuation of Securities -- All securities are valued as of the close of regular trading on the New York Stock Exchange (normally 4:00 p.m. New York time). Securities traded on a national securities exchange or quoted on the NASDAQ National Market System are valued at their last-reported sale price on the principal exchange or reported by NASDAQ or, if there is no reported sale, and in the case of over-the-counter securities not included in the NASDAQ National Market System, at a bid price estimated by a broker or dealer. Debt securities, including zero-coupon securities, and certain foreign securities will be valued by a pricing service approved by the Trustees. Other foreign securities will be valued by the Trust's custodian. The value of a foreign security is determined in its national currency as of the close of trading on the foreign exchange on which it is traded or as of 4:00 p.m. New York time, if that is earlier, and that value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at noon, New York time, on the day the value of the foreign security is determined. Securities for which current market quotations are not readily available and all other assets are valued at fair value as determined in good faith by the Trustees.

     The Money Market Portfolio values all securities using the amortized cost method which approximates market value. Under this method, which does not take into account unrealized securities gains or losses, an instrument is initially valued at its cost and thereafter assumes a constant amortization or accretion to maturity of any discount or premium.

     (b) Repurchase Agreements -- A repurchase agreement is a contract under which the Portfolio acquires a security for a relatively short period (usually not more than a week) subject to the obligation of the seller to repurchase and the Portfolio to resell such security at a fixed time and price. The collateral for such agreements will be held by the Portfolio's custodian. The Portfolio will enter into repurchase agreements only with banks and broker-dealers that have been determined to be creditworthy by the Trust's Board of Trustees. The seller under a repurchase agreement would be required to maintain the value of the collateral subject to

                                AGA SERIES TRUST
the repurchase agreement at not less than the repurchase price. Default by the seller would expose the Portfolio to possible loss because of adverse market action or delay in connection with the disposition of the underlying collateral. In addition, if bankruptcy proceedings are commenced with respect to the seller of the obligations, the Portfolio may be delayed or limited in its ability to sell the collateral.

     (c) When Issued Transactions -- The Portfolios may enter into a when-issued transaction for the purpose of acquiring portfolio securities and not for the purpose of leverage, although a Portfolio may dispose of a when-issued security or forward commitment prior to settlement if it is deemed appropriate to do so. In such transactions, delivery of the securities occurs beyond the normal settlement periods, but no payment or delivery is made by, and no interest accrues to, the Portfolios prior to the actual delivery or payment by the other party to the transaction. Due to fluctuations in the value of securities purchased on a when-issued or a delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers.

     (d) Dollar Roll Transactions -- Certain Portfolios seeking a high level of current income may enter into dollar rolls in which the Portfolio sells securities (usually Mortgage-Backed Securities) and simultaneously to purchase contracts, typically in 30 to 60 days, substantially similar but not identical, securities on a specified future date through a TBA purchase commitment. The proceeds of the initial sale of securities in such transaction may be used to purchase long-term securities which will be held during the dollar roll period. During the roll period the Portfolio foregoes principal and interest paid on the security sold at the beginning of the roll period. The Portfolio may be compensated by either, the difference between the current sale price and the forward price for the future purchase as well as by the interest earned on the cash proceeds of the initial sale or a set fee determined at the time the transaction is entered into or a combination of these two methods. Dollar rolls involve the risk that the market value of the securities the Portfolio is obligated to repurchase under the agreement may decline below the repurchase price.

     (e) TBA Purchase Commitments -- Certain Portfolios may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. The Portfolio holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the portfolio may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Portfolio's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Valuation of Securities" above. The portfolio may dispose of the commitment prior to settlement if the Advisor deems it appropriate to do so.

     (f) Foreign Investments -- Certain Portfolios may invest in securities of foreign issuers. There are certain risks involved in investing in foreign securities, including those resulting from fluctuations in currency exchange rates, devaluation of currencies, future political or economic developments and the possible imposition of currency exchange blockages or other foreign governmental laws or restrictions, reduced availability of public information concerning issuers, and the fact that foreign companies are not generally subject to uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The Portfolios' foreign investments may be less liquid and their prices may be more volatile than comparable investments in securities of U.S. companies.

     (g) Forward Foreign Currency Exchange Contracts -- Certain Portfolios may engage in forward foreign currency exchange contracts ("forward contracts"). Portfolios may enter into forward contracts to convert U.S. Dollars to and from different foreign currencies. A Portfolio can either enter into these transactions on a spot (i.e., cash) basis at the spot rate prevailing in the foreign currency exchange market, or use forward

                                AGA SERIES TRUST
contracts to purchase or sell foreign currencies. Forward foreign currency contracts are valued at the exchange rate and are marked-to-market daily. The change in the market value is recorded by the Portfolio as an unrealized gain or loss. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

     A forward contract is an obligation by a Portfolio to purchase or sell a specific currency at a future date. The Portfolio maintains with its custodian, in a segregated account, high-grade liquid assets in an amount at least equal to its obligations under each contract. Neither spot transactions nor forward contracts eliminate fluctuations in the prices of the Portfolio's securities or in foreign exchange rates, or prevent loss if the prices of these securities should decline.

     A Portfolio may enter into forward contracts for hedging purposes as well as for non-hedging purposes. Transactions are entered into for hedging purposes in an attempt to protect against changes in foreign currency exchange rates that would adversely affect a portfolio position or an anticipated portfolio position. Although these transactions tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time they tend to limit any potential gain that might be realized should the value of the hedged currency increase.

     A Portfolio may enter into forward contracts for other than hedging purposes which present greater profit potential but also involves increased risk.

     (h) Foreign Currency Translations -- The books and records of the Portfolios are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. The eligible Portfolios do not isolate that portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such changes and fluctuations are included with net realized and unrealized gain or loss from investments. Foreign exchange gain (loss) is treated as ordinary income for federal income tax purposes to the extent constituting "Section 988 Transactions" pursuant to the Internal Revenue Code, including currency gains (losses) related to the sale of debt securities, forward foreign currency exchange contracts, payments of liabilities, and collections of receivables.

     (i) Futures Contracts -- Certain Portfolios may enter into futures contracts. Upon entering into a futures contract, the Portfolio is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount. This is known as the initial margin. Subsequent payments ("variation margin") are made or received by the Portfolio each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are recorded as unrealized gains or losses. The Portfolio recognizes a realized gain or loss when the contract is closed.

     The use of futures contracts as a hedging device involves several risks. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, the Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

     (j) Securities Transactions and Investment Income -- Securities transactions are recorded as of the trade date. Realized gains and losses on sales of investments are recorded on the identified cost basis. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-date.

     (k) Expense Allocation -- Expenses with respect to any two or more Portfolios may be allocated in proportion to the net assets of the respective Portfolios except where allocations of direct expenses can otherwise be fairly made.

                                AGA SERIES TRUST

     (l) Dividends and Distributions -- The Money Market Portfolio will declare a dividend of its net ordinary income daily and distribute such dividends monthly. Each of the other Portfolios will declare and distribute dividends from net ordinary income quarterly and will distribute its net realized capital gains, if any, at least annually.

     Income dividends and capital gain distributions are determined in accordance with Federal tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Portfolios, timing differences and differing characterization of distributions made by the Portfolios. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, each Portfolio may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Portfolio.

     (m) Federal Income Taxes -- Each Portfolio of the Trust intends to qualify and elects to be treated as a regulated investment company that is taxed under the rules of Subchapter M of the Internal Revenue Code. As an electing regulated investment company, a Portfolio will not be subject to federal income tax on its net ordinary income and net realized capital gains to the extent such income and gains are distributed to the separate account of the Life Company that holds its shares.

2. INVESTMENT ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Under an Investment Advisory Agreement (the "Agreement"), AGA Investment Advisory Services, Inc., formerly WNL Investment Advisory Services, Inc., (the "Adviser"), a wholly-owned subsidiary of American General Corporation, manages the business and affairs of the Portfolios and the Trust, subject to the control of the Trustees. Under the Agreement, the Adviser is obligated to formulate a continuing program for the investment of the assets of each Portfolio of the Trust in a manner consistent with each Portfolio's investment objectives, policies and restrictions and to determine from time to time securities to be purchased, sold, retained or lent by the Trust and to implement those decisions. The Agreement also provides that the Adviser shall provide such services required for effective administration of the Trust.

     As full compensation for its services under the Agreement, the Trust will pay the Adviser a monthly fee at the following rates based on the average daily net assets of each Portfolio:

Credit Suisse Growth and Income.............................   0.75%
Credit Suisse International Equity..........................   0.90%
EliteValue..................................................   0.65%
Salomon Brothers U.S. Government Securities.................   0.475%
State Street Global Advisors Growth Equity..................   0.61%
State Street Global Advisors Money Market...................   0.45%
Van Kampen American Capital Emerging Growth.................   0.75%

     Through April 30, 1998 the Adviser waived that portion of its advisory fee in excess of the amount payable by the Adviser to each Sub-adviser pursuant to the respective sub-advisory agreements for each Portfolio. Beginning on May 1, 1998 the advisory fees are being charged as shown in table above.

                                AGA SERIES TRUST

     The Adviser pays each Sub-adviser the following fees:

Credit Suisse Growth and Income.............................   0.50%
Credit Suisse International Equity..........................   0.65%
EliteValue..................................................   0.40%
Salomon Brothers U.S. Government Securities.................   0.225%
State Street Global Advisors Growth Equity..................   0.36%
State Street Global Advisors Money Market...................   0.20%
Van Kampen American Capital Emerging Growth.................   0.50%

     In addition, the Life Company, an affiliate of the Adviser, has undertaken to bear until May 1, 1999 all operating expenses of each Portfolio, excluding the compensation of the Adviser, that exceed 0.12% of each Portfolio's average daily net assets. The Life Company has reserved the right to withdraw or modify its policy of expense reimbursement for the Trust.

     In accordance with each Portfolio's investment objective and policies and under the supervision of the Adviser and the Trust's Board of Trustees, each Portfolio's Sub-adviser is responsible for the day-to-day investment management of the Portfolio, to make investment decisions for the Portfolio and to place orders on behalf of the Portfolio to effect the investment decisions made as provided in separate Sub-advisory Agreements. The Sub-advisers to the Portfolios are: BEA Associates for the Growth and Income Portfolio; Credit Suisse Asset Management, Ltd. for the International Equity Portfolio; OpCap Advisors for the EliteValue Portfolio; Salomon Brothers Asset Management Inc. for the U.S. Government Securities Portfolio; State Street Global Advisors for the Growth Equity and Money Market Portfolios; and Van Kampen American Capital Asset Management, Inc. for the Emerging Growth Portfolio. The Sub-advisers receive their fees directly from the Adviser, and receive no compensation from the Trust.

     The Trust's Sub-administrator, custodian, transfer and dividend-paying agent is State Street Bank and Trust Company.

     For the six months ended June 30, 1998, the Adviser waived advisory fees and the Life Company reimbursed operating expenses as follows:

                                                         ADVISORY
                                                           FEES      EXPENSES
                                                          WAIVED    REIMBURSED    TOTAL
                                                         --------   ----------   -------
Credit Suisse Growth and Income........................   $6,992     $62,978     $69,970
Credit Suisse International Equity.....................    3,842      68,330      72,172
EliteValue.............................................    9,231      47,438      56,669
Salomon Brothers U.S. Government Securities............    3,584      50,381      53,965
State Street Global Advisors Growth Equity.............    6,950      65,076      72,026
State Street Global Advisors Money Market..............    4,461      51,145      55,606
Van Kampen American Capital Emerging Growth............    5,221      68,935      74,156

     AGA Brokerage Services, Inc., formerly WNL Brokerage Services, Inc., a subsidiary of American General Corporation, is the distributor and underwriter of the VA Contracts. Each Trustee of the Trust who is not an interested person of the Trust or Adviser or Sub-adviser receives an annual fee of $7,500 and an additional fee of $750 for each Trustees' meeting attended. In addition, disinterested Trustees who are members of any Board committees will receive a separate $750 fee for attendance at any committee meeting that is held on a day on which no Board meeting is held.

     For the six months ended June 30, 1998, State Street Global Advisors Growth Equity Portfolio, Van Kampen American Capital Emerging Growth Portfolio and EliteValue Portfolio paid brokerage commissions

                                AGA SERIES TRUST
of $505, $113, and $750, respectively, to CS First Boston Corporation and the Van Kampen American Capital Emerging Growth Portfolio paid commissions of $93 to Salomon Brothers Inc., affiliated brokers, for portfolio transactions executed on behalf of the Portfolio.

3. SECURITY TRANSACTIONS

     The aggregate cost of purchases and proceeds from sales of securities, excluding short-term investments, for the six months ended June 30, 1998 were as follows:

                                                       U.S.                      U.S.
                                                    GOVERNMENT    PROCEEDS    GOVERNMENT
                                       PURCHASES    PURCHASES    FROM SALES     SALES
                                       ----------   ----------   ----------   ----------
Credit Suisse Growth and Income......  $4,872,196   $3,292,380   $2,159,501   $3,324,168
Credit Suisse International Equity...   2,253,716           --      172,200           --
EliteValue...........................   4,361,398      154,535    1,689,545       87,841
Salomon Brothers U.S. Government
  Securities.........................     118,045      743,717           --      394,513
State Street Global Advisors Growth
  Equity.............................   7,890,014           --    5,632,514       90,279
State Street Global Advisors Money
  Market.............................          --           --           --           --
Van Kampen American Capital Emerging
  Growth.............................   4,228,217       35,218    2,878,694           --

4. SHARES OF BENEFICIAL INTEREST

     The Trust has an unlimited authorized number of shares of beneficial interest with a par value of $0.01. The tables below summarize transactions in Trust shares.

                   CREDIT SUISSE GROWTH AND INCOME PORTFOLIO

                                                     SIX MONTHS ENDED          YEAR ENDED
                                                      JUNE 30, 1998         DECEMBER 31, 1997
                                                   --------------------   ---------------------
                                                   SHARES      AMOUNT      SHARES      AMOUNT
                                                   -------   ----------   --------   ----------
Capital stock sold...............................  288,497   $3,889,442    364,640   $4,535,552
Capital stock issued upon reinvestment of
  dividends and distributions....................    7,897      108,396     30,006      376,771
Capital stock redeemed...........................  (62,654)    (847,561)   (98,914)  (1,251,232)
                                                   -------   ----------   --------   ----------
Net increase.....................................  233,739   $3,150,277    295,732   $3,661,091
                                                   =======   ==========   ========   ==========

                  CREDIT SUISSE INTERNATIONAL EQUITY PORTFOLIO

                                                     SIX MONTHS ENDED          YEAR ENDED
                                                      JUNE 30, 1998         DECEMBER 31, 1997
                                                   --------------------   ---------------------
                                                   SHARES      AMOUNT      SHARES      AMOUNT
                                                   -------   ----------   --------   ----------
Capital stock sold...............................  120,188   $1,308,183    177,329   $2,089,267
Capital stock issued upon reinvestment of
  dividends and distributions....................    1,499       16,424     28,680      300,498
Capital stock redeemed...........................  (29,553)    (320,436)   (45,050)    (532,186)
                                                   -------   ----------   --------   ----------
Net increase.....................................   92,134   $1,004,171    160,959   $1,857,579
                                                   =======   ==========   ========   ==========

                                AGA SERIES TRUST

                              ELITEVALUE PORTFOLIO

                                                     SIX MONTHS ENDED          YEAR ENDED
                                                      JUNE 30, 1998         DECEMBER 31, 1997
                                                   --------------------   ---------------------
                                                   SHARES      AMOUNT      SHARES      AMOUNT
                                                   -------   ----------   --------   ----------
Capital stock sold...............................  372,132   $5,829,174    562,538   $7,853,515
Capital stock issued upon reinvestment of
  dividends and distributions....................    8,089      127,946     21,013      300,551
Capital stock redeemed...........................  (78,503)  (1,227,000)  (112,176)  (1,599,850)
                                                   -------   ----------   --------   ----------
Net increase.....................................  301,718   $4,730,120    471,375   $6,554,216
                                                   =======   ==========   ========   ==========

            SALOMON BROTHERS U.S. GOVERNMENTAL SECURITIES PORTFOLIO

                                                     SIX MONTHS ENDED          YEAR ENDED
                                                      JUNE 30, 1998         DECEMBER 31, 1997
                                                   --------------------   ---------------------
                                                   SHARES      AMOUNT      SHARES      AMOUNT
                                                   -------   ----------   --------   ----------
Capital stock sold...............................  146,306   $1,488,136    167,218   $1,688,562
Capital stock issued upon reinvestment of
  dividends and distributions....................   13,531      136,767     16,187      160,062
Capital stock redeemed...........................  (49,058)    (499,976)   (27,188)    (271,281)
                                                   -------   ----------   --------   ----------
Net increase.....................................  110,779   $1,124,927    156,217   $1,577,343
                                                   =======   ==========   ========   ==========

              STATE STREET GLOBAL ADVISORS GROWTH EQUITY PORTFOLIO

                                                     SIX MONTHS ENDED          YEAR ENDED
                                                      JUNE 30, 1998         DECEMBER 31, 1997
                                                   --------------------   ---------------------
                                                   SHARES      AMOUNT      SHARES      AMOUNT
                                                   -------   ----------   --------   ----------
Capital stock sold...............................  189,587   $2,961,531    239,753   $3,380,388
Capital stock issued upon reinvestment of
  dividends and distributions....................    2,896       46,670     50,305      706,482
Capital stock redeemed...........................  (40,376)    (633,987)   (57,888)    (842,461)
                                                   -------   ----------   --------   ----------
Net increase.....................................  152,107   $2,374,214    232,170   $3,244,409
                                                   =======   ==========   ========   ==========

              STATE STREET GLOBAL ADVISORS MONEY MARKET PORTFOLIO

                                              SIX MONTHS ENDED                YEAR ENDED
                                               JUNE 30, 1998              DECEMBER 31, 1997
                                         --------------------------   --------------------------
                                           SHARES         AMOUNT        SHARES         AMOUNT
                                         -----------   ------------   -----------   ------------
Capital stock sold.....................   24,057,146   $ 24,057,146    27,649,529   $ 27,649,529
Capital stock issued upon reinvestment
  of dividends and distributions.......      147,116        147,116       159,789        159,789
Capital stock redeemed.................  (25,244,047)   (25,244,047)  (24,000,078)   (24,000,078)
                                         -----------   ------------   -----------   ------------
Net increase...........................   (1,039,785)  ($ 1,039,785)    3,809,240   $  3,809,240
                                         ===========   ============   ===========   ============

                                AGA SERIES TRUST

                  VAN KAMPEN CAPITAL EMERGING GROWTH PORTFOLIO

                                                    SIX MONTHS ENDED           YEAR ENDED
                                                     JUNE 30, 1998         DECEMBER 31, 1997
                                                  --------------------   ----------------------
                                                  SHARES      AMOUNT      SHARES      AMOUNT
                                                  -------   ----------   --------   -----------
Capital stock sold..............................  129,524   $2,008,443    387,792   $ 4,961,448
Capital stock issued upon reinvestment of
  dividends and distributions...................       30          481        617         7,882
Capital stock redeemed..........................  (46,682)    (732,868)  (154,969)   (1,955,287)
                                                  -------   ----------   --------   -----------
Net increase....................................   82,872   $1,276,056    233,440   $ 3,014,043
                                                  =======   ==========   ========   ===========

5. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

     At June 30, 1998, the outstanding forward foreign currency exchange contracts, which contractually obligate the Trust to deliver currencies at a specified date, were as follows:

  Credit Suisse International Equity Portfolio

                                                              U.S. DOLLAR
                                                               PRICE ON     U.S. DOLLAR     UNREALIZED
                                                 SETTLEMENT   ORIGINATION     CURRENT     Appreciation\
CURRENCY SOLD                                       DATE         DATE          VALUE      (DEPRECIATION)
-------------                                    ----------   -----------   -----------   --------------
FRF............................................   8/26/98      $129,541      $126,418        $ 3,123
JPY............................................    9/9/98       473,071       474,944         (1,873)
NLG............................................   8/26/98       116,948       114,016          2,932
                                                               --------      --------        -------
                                                               $719,560      $715,378        $ 4,182

7. TAX INFORMATION

     For Federal income tax purposes capital loss carryforwards (exclusive of certain capital losses incurred after October 31) of $16,671 and $84,949 are available to the extent provided by regulations to offset future realized capital gains of Salomon Brothers U.S. Government Securities Portfolio and the Van Kampen American Capital Emerging Growth Portfolio, respectively. These losses expire in 2004 and 2005, respectively.

     Additionally, certain capital losses incurred after October 31, within the taxable year are deemed to arise on the first business day of the Portfolio's next taxable year. During the year ended December 31, 1997 Credit Suisse International Equity Portfolio, State Street Global Advisors Growth Equity Portfolio, EliteValue Portfolio and Van Kampen American Capital Emerging Growth Portfolio elected to defer net capital losses of $14,123, $8,777 $9,115 and $69,870, respectively.

8. SIGNIFICANT EVENT

     On February 25, 1998, American General Corporation purchased all of the outstanding common stock of Western National Corporation, the parent company of the Life Company. At that date the Life Company (now whole-owned indirect subsidiary of American General Corporation) changed its name from Western National Life Insurance Company to American General Annuity Insurance Company.

                                AGA SERIES TRUST

                              PROXY VOTING RESULTS
                                  (UNAUDITED)

     The following proposal which was voted upon at a special meeting of shareholders on April 16, 1998, with results shown below.

PROPOSAL 1.

     To approve a new Sub-Advisory Agreement between Salomon Brothers Asset Management, Inc., AGA Investment Advisory Services, Inc. and AGA Series Trust.

                                                                FOR     AGAINST   ABSTAIN
                                                              -------   -------   -------
Record Date Shares (429,327)
Salomon Brothers U.S. Government
Securities Portfolio........................................  311,976   20,209    97,142

AMERICAN GENERAL ANNUITY INSURANCE COMPANY                   ----------------
VARIABLE ANNUITY SERVICE CENTER
                                                                 BULK RATE
205 E. 10TH AVENUE                                             U.S. POSTAGE
AMARILLO, TEXAS 79101                                              PAID
                                                               Permit No. 1
                                                              Houston, Texas
                                                               NATIONAL MAIL
                                                             ADVERTISING, INC.
                                                             ----------------

VER 8/20/98                                Recycled Paper  [RECYCLED PAPER LOGO]